U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Bluegrass Corporate Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Bluegrass Corporate Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2014

Date of reporting period: July 1, 2013 through December 31, 2013

Item 1. Report to Stockholders

December 31, 2013

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2013

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2013 (the “reporting period”), economic activity expanded at a moderate pace. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 4.1 percent in the third quarter of 2013. Real GDP increased at a 3.2 percent annual rate (advance estimate) during the fourth quarter of 2013. Economic growth during the second half of 2013 showed a meaningful improvement over the growth rates experienced during the first half of the year. Real GDP increased at a 1.8 percent annual rate during the first quarter and at a 2.5 percent annual rate during the second quarter. Increases in manufacturing production and higher retail and auto sales helped the economy grow at a quicker pace during the second half of the year.

The Federal Reserve Board (“Fed”) left the federal funds target rate range at 0 to  1/4 percent during the reporting period. The Fed also maintained its accommodative monetary policy stance by purchasing additional agency mortgage-backed securities at a pace of $40 billion per month and also purchasing longer-term Treasury securities at a pace of $45 billion per month. The Fed announced at its December meeting that it would begin to taper its bond purchases beginning in January by $10 billion per month. However, it emphasized that its plan to taper asset purchases was not on a preset course and could increase or decrease depending upon incoming economic data. The Fed also strengthened its forward guidance in its December statement and emphasized that the fed funds rate would remain at exceptionally low levels “well beyond” the time the 6.5 percent unemployment threshold is breached.

Conditions in the labor market improved somewhat during the reporting period. The seasonally adjusted national unemployment rate dropped to 6.7 percent in December, the lowest since October 2008. However, the unemployment rate remained elevated by historical standards. The labor participation rate dropped during the second half of the year meaning that people continued to leave the work force. The housing market continued to recover with home prices in most regions increasing on a year-over-year basis. Rising mortgage rates acted as a slight damper on housing activity (i.e., housing sales and building permits) during the second half of the year.

Measures of inflation continued to be subdued. The Consumer Price Index (CPI) increased at a 1.5 percent annual rate in December. This was the smallest calendar year gain in the CPI since 2010. The core CPI, which excludes food and energy prices, increased at a 1.7 percent annual rate in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditures Index, increased by 1.2 percent on a year-over-year basis in December. All of these inflation measures continue to be well below the Fed’s longer-run objective of a 2 percent target rate. Longer-term inflation expectations also remained stable during the reporting period.

The yield on the 10-year and 30-year Treasury increased during the second half of the year. For the full calendar year, the yield on the 10-year and 30-year Treasury were up 188 and 92 basis points, respectively. Yields in the municipal bond market also moved higher with yields on the long end of the curve showing the biggest movement. During the reporting period, yields on 10-year and 30-year AAA rated municipal securities increased 21 and 36 basis points, respectively.

Beginning in early June outflows from the Treasury market and municipal bond market picked up steam. The sell-off was largely related to investor fears that the Fed was considering ending its quantitative easing policies and the possibility that interest rates might increase sooner than anticipated. As such, investors rotated out of fixed-income securities into other asset classes. The selloff in fixed-income markets led to higher yields and lower prices. Credit concerns, focused mainly on Detroit’s bankruptcy filing

i

and Puerto Rico’s deteriorating fiscal condition, also contributed to the sell-off in the municipal bond sector. On a full year basis, the municipal bond market had its worst year in 2013 since 1994 when the Fed embarked on a tightening spree.

State revenues continued to show positive trends as the economy has continued to recover. According to data compiled by the Rockefeller Institute, state tax revenue collections slowed down in the third quarter and grew by 6.1 percent on a year-over-year basis. This was down slightly from second quarter growth of 9.0 percent and first quarter growth of 8.6 percent. States have now reported fifteen consecutive quarters of growth in tax collections, beginning with the first quarter of 2010. While the fiscal health of states and localities has continued to slowly improve, unfunded pension obligations still present challenges for many jurisdictions. Moreover, new Government Accounting Standards Board (GASB) pension accounting standards are scheduled to become effective in the near future which will likely cause the reported funded ratios for many government pension plans to decline even further. However, this is a long-term problem and there is ample time for a solution. Many jurisdictions, including Kentucky, have already taken steps in the right direction to address their pension funding shortfalls.

A discussion of the performance of each of our funds for the six month period ended December 31, 2013 follows:

The Kentucky Tax-Free Income Series achieved a total return of 0.71 percent during the reporting period compared to a total return of 0.138 percent for the Barclays Capital Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 0.88 percent during the period under review compared to a total return of 0.138 percent for the Barclays Capital Municipal Bond Index. During the reporting period, the longest portion of the index underperformed the shorter elements of the index. Both funds outperformed the index primarily due to their position on the shorter part of the yield curve.

The Tennessee Tax-Free Income Series achieved a total return of 0.48 percent during the reporting period compared to a total return of 0.138 percent for the Barclays Capital Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series provided shareholders with a total return of 0.53 percent during the reporting period compared to 0.138 percent for the Barclays Capital Municipal Bond Index. Both funds performed in line with the index.

The North Carolina Tax-Free Income Series achieved a total return of 0.01 percent during the reporting period compared to 0.138 percent for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 0.88 percent during the reporting period compared to 0.138 percent for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Income Series performed in line with the index. During the reporting period, the longest portion of the index underperformed the shorter elements of the index. The North Carolina Tax-Free Short-to-Medium Series outperformed the index primarily due to its position on the shorter part of the yield curve.

The Alabama Tax-Free Income Series achieved a total a total return of 0.15 percent during the reporting period compared to 0.138 percent for the Barclays Capital Municipal Bond Index. The fund performed in line with the index.

The Mississippi Tax-Free Income Series achieved a total return of -0.25 percent during the reporting period compared to 0.138 percent for the Barclays Capital Municipal Bond Index. The fund performed in line with the index.

The Intermediate Government Bond Series achieved a total return of -0.88 percent during the reporting period compared to -0.017 percent for the Barclays Capital U.S. Government Intermediate Bond Index. The duration and average maturity of the fund is slightly longer than the index, which led to the relative underperformance of the fund as shorter securities outperformed during the reporting period.

The Taxable Municipal Bond Series achieved a total return of -0.41 percent during the reporting period compared with a total return of -1.247 percent for the Barclays Capital Taxable Municipal Bond Index during the same period. The worst performing parts of the index were the longest maturities and the 5-10 year portion. The fund’s positioning between those two sections led to its relative outperformance of the index.

It should be noted that none of the Barclays Capital indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2013. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.84%
Aa/AA	86.21%
A	8.66%
Baa/BBB	0.35%
Not Rated	0.94%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.92%
Municipal Utility Revenue	14.39%
Turnpikes and Toll Roads Revenue	11.73%
Prerefunded	10.27%
Refunded	9.67%
University Consolidated Education and Building Revenue	5.73%
Hospital and Healthcare Revenue	5.36%
School Improvements	4.68%
Public Facilities Revenue	3.37%
Escrowed to Maturity	3.19%
State and Local Mortgage Revenue	2.15%
Airport Revenue	0.79%
Miscellaneous Revenue	0.24%
Other Assets Less Liabilities	1.51%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	1.90%
Aa/AA	90.39%
A	7.71%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	25.04%
Turnpikes and Toll Roads Revenue	16.60%
School Improvements	15.48%
Refunded	13.15%
University Consolidated Education and Building Revenue	10.00%
Municipal Utility Revenue	7.95%
Public Facilities Revenue	3.87%
Hospital and Healthcare	3.20%
State and Local Mortgage Revenue	1.87%
Prerefunded	0.92%
Other Assets Less Liabilities	1.92%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	2.22%
Aa/AA	86.58%
A	9.08%
Baa/BBB	0.58%
Not Rated	1.54%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	27.05%
School Improvement Revenue	26.53%
Municipal Utility Revenue	18.68%
Public Facilities Revenue	11.01%
Miscellaneous Public Improvement	7.43%
Prerefunded	5.56%
Escrowed to Maturity	1.62%
Refunded	1.22%
State and Local Mortgage Revenue	0.69%
Industrial Revenue	0.12%
Other Assets Less Liabilities	0.09%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.35%
Aa/AA	79.18%
A	20.29%
Not Rated	0.18%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	31.35%
Public Facilities Revenue	16.34%
Turnpikes and Toll Roads Revenue	13.40%
Municipal Utility Revenue	9.21%
Miscellaneous Public Improvement	7.48%
School Improvement Revenue	6.38%
Hospital and Healthcare Revenue	4.12%
Refunded	3.81%
Prerefunded	3.71%
Airport Revenue	1.97%
State and Local Mortgage Revenue	0.35%
Escrowed to Maturity	0.29%
Other Assets Less Liabilities	1.59%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	6.68%
Aa/AA	83.22%
A	8.56%
Baa/BBB	0.78%
Not Rated	0.76%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	41.00%
University Consolidated Education and Building Revenue	12.23%
Public Facilities Revenue	11.56%
Hospital and Healthcare Revenue	8.81%
Prerefunded	6.36%
Refunded	5.87%
State and Local Mortgage Revenue	4.59%
School Improvement Revenue	4.57%
Miscellaneous Public Improvement	2.16%
Escrowed to Maturity	1.23%
Industrial Revenue	0.92%
Other Assets Less Liabilities	0.70%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.54%
Aa/AA	77.05%
A	19.02%
Baa/BBB	0.39%

100.00%

COMPOSITION
% of Net Assets
Refunded	21.08%
Municipal Utility Revenue	17.22%
Miscellaneous Public Improvement	14.49%
Prerefunded	10.78%
School Improvement Revenue	9.46%
Hospital and Healthcare Revenue	6.80%
State and Local Mortgage Revenue	6.09%
University Consolidated Education and Building Revenue	5.17%
Public Facilities Revenue	3.64%
Airport Revenue	2.41%
Other Assets Less Liabilities	2.86%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	4.25%
Aa/AA	75.35%
A	18.98%
Baa/BBB	1.36%
Not Rated	0.06%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	21.52%
School Improvement Revenue	16.97%
University Consolidated Education and Building Revenue	16.18%
Public Facilities Revenue	10.78%
Hospital and Healthcare	10.17%
Refunding	7.17%
Miscellaneous Public Improvement	6.55%
Airport Revenue	4.98%
Prefunded	3.01%
Turnpikes and Toll Roads Revenue	2.32%
Other Assets Less Liabilities	0.35%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.06%
Aa/AA	83.07%
A	15.30%
Not Rated	1.57%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	20.82%
School Improvement Revenue	17.38%
Prerefunded	14.44%
Public Facilities Revenue	12.73%
Refunded	7.83%
Miscellaneous Public Improvement	7.33%
University Consolidated Education and Building Revenue	6.68%
Hospital and Healthcare Revenue	5.34%
Airport Revnue	2.31%
Turnpikes and Toll Roads Revenue	1.33%
Lease Revenue	1.00%
State and Local Mortgage Revenue	0.53%
Other Assets Less Liabilities	2.28%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	65.80%
Federal Home Loan Bank	21.21%
Federal National Mortgage Association	5.75%
Federal Home Loan Mortgage Corp	3.95%
Other Assets Less Liabilities	3.29%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aa/AA	89.68%
A	10.32%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	35.29%
Municipal Utility Revenue	28.17%
School Improvement Revenue	14.21%
Miscellaneous Public Improvement	12.25%
University Consolidated Education and Building Revenue	2.83%
Turnpikes and Toll Roads Revenue	2.79%
Hospital and Healthcare Revenue	2.36%
Other Assets Less Liabilities	2.10%

100.00%

*	Bond ratings reflect the highest credit quality rating assigned to a specific bond by a Nationally Recognized Statistical Rating Organization (NRSRO)

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.05% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100%	09/01/2019	Baa3	$120,000	$119,584
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,043
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA-*	500,000	505,510
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	A3/AA-*	75,000	77,516
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA-*	45,000	46,413
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA-*	300,000	322,368
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA-*	420,000	433,411
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA-*	600,000	608,808
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	55,284
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	156,023
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA-*	450,000	460,670
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA-*	250,000	280,017
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA-*	495,000	549,480
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	345,630
University of AL General Revenue	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	515,145
University of AL General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	258,020
University South AL University Revenue Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	111,575
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	572,104
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	101,767

					5,619,368
SCHOOL IMPROVEMENT BONDS
26.53% of Net Assets
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	185,873
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	159,165
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	85,480
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	262,425
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	110,967
AL State Public Schools & College Authority Capital Improvement**	5.000	12/01/2025	Aa1/AA*	640,000	704,608
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	138,075
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	51,906
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	203,080
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	106,365
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	301,567
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	522,847
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA-*/AA-@	200,000	204,817
Morgan County AL Board of Education Capital Outlay Warrants**	5.000	03/01/2035	AA-*	1,050,000	1,093,071
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	641,027
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	311,283
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	100,752
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	94,207
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA-*	225,000	233,574

					5,511,089
MUNICIPAL UTILITY REVENUE BONDS
18.68% of Net Assets
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA-*	75,000	78,310
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	NR	75,000	75,167
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	101,159
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	212,399
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	86,618
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	100,000	102,107
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA-*/A-@	150,000	154,400
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	400,000	400,656
Cullman County AL Water Revenue	5.000	05/01/2021	Baa1/A+*	125,000	130,090
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	102,282
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	317,811
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	481,567

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Limestone County AL Water and Sewer Authority Water Revenue	5.000%	12/01/2029	A+*	$275,000	$278,566
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.750	12/01/2033	AA-*	430,000	464,864
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA-*	375,000	393,323
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	256,943
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	72,776
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA-*/AA-@	90,000	93,386
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA-*	75,000	76,750

					3,879,174
PUBLIC FACILITIES REVENUE BONDS
11.01% of Net Assets
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	53,899
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	213,055
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA-*	400,000	417,592
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA-*	250,000	263,892
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	400,684
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	181,571
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA-*	250,000	254,873
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	319,716
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	182,058

					2,287,340
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.43% of Net Assets
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	182,296
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	155,720
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	267,670
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/AA-*	335,000	355,137
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	131,274
AL State Incentives Financing Authority Special Obligation	5.000	09/01/2037	Aa3/A+*	450,000	451,539

					1,543,636
PREREFUNDED BONDS
5.56% of Net Assets
Albertville AL Warrants	5.000	02/01/2035	AA-*	110,000	129,186
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	56,918
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	50,000	51,751
Huntsville AL Health Care Authority	5.000	06/01/2024	A1/A*	100,000	106,580
Montgomery AL Warrants	5.000	01/01/2023	A1/AA*	80,000	87,323
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,295
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	54,568
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	135,594
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	153,203
University of AL General Revenue	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	354,374

					1,154,792
ESCROWED TO MATURITY BONDS
1.62% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA-*	300,000	335,862

REFUNDING BONDS
1.22% of Net Assets
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	252,858

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.69% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	140,000	143,646

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.12% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200%	11/01/2020	A*	$25,000	$24,998

Total Investments (cost $20,449,346) (See (a) below for further explanation) 99.91% of Net Assets					$20,752,763

Other assets in excess of liabilities .09%					18,859

Net Assets 100%					$20,771,622

*	Standard and Poor’s Corporation
**	Segregated security — see footnote 8
@	Fitch’s Investors Service
(All other ratings by Moody's Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $20,449,248 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$521,341
Unrealized depreciation	(217,826)

Net unrealized appreciation	$303,515

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,752,763
Level 3	Significant Unobservable Inputs	—

$20,752,763

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $20,449,346)		$20,752,763
Cash		1,265
Interest receivable		304,523

Total assets		21,058,551
LIABILITIES:
Payable for:
Distributions to shareholders	100,995
Fund shares redeemed	53,604
Investment advisory fee	7,455
Transfer agent fee	3,416
Trustee fees	655
Notes payable	111,000
Accrued expenses	9,804

Total liabilities		286,929

NET ASSETS:
Capital		20,516,563
Accumulated net investment income		98
Net accumulated realized loss on investment transactions		(48,456)
Net unrealized appreciation in value of investments		303,417

Net assets at value		$20,771,622

NET ASSET VALUE, offering price and redemption price per share ($20,771,622 ÷ 1,747,160 shares outstanding; unlimited number of shares authorized; no par value)		$11.89

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$476,526

Expenses:
Investment advisory fee	56,553
Transfer agent fee	17,098
Custodian expense	4,945
Professional fees	2,578
Trustee fees	1,378
Other expenses	9,242

Total expenses	91,794
Fees waived by Adviser	(9,752)
Custodian expense reduction	(2)

Net expenses	82,040

Net investment income	394,486

Realized and unrealized loss on investments:
Net realized loss	(48,453)
Net change in unrealized appreciation/depreciation	(351,300)

Net realized and unrealized loss on investments	(399,753)

Net decrease in net assets resulting from operations	$(5,267)

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$394,486	$842,102
Net realized gain/(loss) on investments	(48,453)	30,045
Net change in unrealized appreciation/depreciation	(351,300)	(687,104)

Net increase/(decrease) in net assets resulting from operations	(5,267)	185,043
Distributions from net investment income	(394,478)	(842,439)
Distributions from capital gains	(29,276)	(16,538)
Net fund share transactions (Note 4)	(3,099,232)	2,062,926

Total increase/(decrease)	(3,528,253)	1,388,992
Net assets:
Beginning of period	24,299,875	22,910,883

End of period	$20,771,622	$24,299,875

Accumulated net investment income	$98	$90

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2013		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.10		$12.41	$11.72	$11.77	$11.40	$11.43

Income from investment operations:
Net investment income	0.21		0.43	0.44	0.45	0.46	0.46
Net gains/(losses) on securities, both realized and unrealized	(0.20)		(0.30)	0.70	(0.05)	0.37	(0.03)

Total from investment operations	0.01		0.13	1.14	0.40	0.83	0.43
Less distributions:
Distributions from net investment income	(0.21)		(0.43)	(0.44)	(0.45)	(0.46)	(0.46)
Distributions from capital gains	(0.01)		(0.01)	(0.01)	—	—	—

Total distributions	(0.22)		(0.44)	(0.45)	(0.45)	(0.46)	(0.46)

Net asset value, end of period	$11.89		$12.10	$12.41	$11.72	$11.77	$11.40

Total return	0.15%	(b)	0.94%	9.81%	3.45%	7.40%	3.95%
Net assets, end of period (in thousands)	$20,772		$24,300	$22,911	$21,235	$19,853	$14,262
Ratio of net expenses to average net assets (a)	0.73%	(c)	0.70%	0.68%	0.60%	0.47%	0.45%
Ratio of net investment income to average net assets	3.52%	(c)	3.40%	3.59%	3.83%	3.94%	4.14%
Portfolio turnover	1.17%	(b)	6.46%	7.80%	4.70%	15.73%	14.06%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.04%(c)	0%	(c)	For the six months ended December 31, 2013
.08%	0%		For the year ended June 30, 2013
.10%	0%		For the year ended June 30, 2012
.18%	0%		For the year ended June 30, 2011
.33%	0%		For the year ended June 30, 2010
.37%	.03%		For the year ended June 30, 2009

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.92% of Net Assets
KY Asset Liability Commission General Fund	5.000%	05/01/2020	Aa3/A+*/A+@	$2,000,000	$2,102,100
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/A+@	5,600,000	5,859,952
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/A+@	5,880,000	6,144,953
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/A+@	1,000,000	1,042,490
Ky State Property & Building #93	5.300	02/01/2025	Aa3/AA-*/A+@	7,250,000	7,913,520
KY State Property & Building #93	4.900	02/01/2028	Aa3/AA-*/A+@	500,000	520,160
KY State Property & Building #93	5.300	02/01/2028	Aa3/AA-*/A+@	10,500,000	11,222,505
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/A+@	500,000	523,010
KY State Property & Building #93	5.300	02/01/2029	Aa3/AA-*/A+@	22,640,000	24,273,476
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,297,600
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,843,851
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,166,360
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,832,402
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,256,600
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,640,300
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	10,493,571
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,345,565
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/A+@	3,000,000	3,311,700
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/A+@	1,665,000	1,811,071
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/A+@	5,175,000	5,551,637
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/A+@	14,835,000	15,775,094
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/A+@	8,230,000	8,720,837
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/A+@	10,290,000	10,862,227
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/A+@	1,355,000	1,461,571
KY State Property & Building #88	4.800	11/01/2027	Aa3/A+*/A+@	5,800,000	6,102,412
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,656,620
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/A+@	5,000,000	5,418,500
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/A+@	13,390,000	14,318,328
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*/A+@	4,900,000	5,217,275
KY State Property & Building #90	5.400	11/01/2023	Aa3/A+*/A+@	1,200,000	1,348,547
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	27,269,873
KY State Property & Building #91	5.800	04/01/2029	A1/A+*/A@	210,000	229,016
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,712,400
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,412,285
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,000,000	6,253,500
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	7,589,812
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,153,094
Ky State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,052,333
KY State Property & Building #105	4.800	04/01/2031	A1/A+*/A@	2,110,000	2,160,661
KY State Property & Building #105	4.800	04/01/2032	A1/A+*/A@	2,205,000	2,244,514
KY State Property & Building #105	4.800	04/01/2033	A1/A+*/A@	2,310,000	2,344,419
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	647,294
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,028,180
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,013,388
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,190,307
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,204,390

					251,539,700
MUNICIPAL UTILITY REVENUE BONDS
14.39% of Net Assets
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,593,809
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,452,178
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,656,212
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,624,818
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,793,750
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,216,180
KY Rural Water Financial Corporation Public Project Revenue	5.400	02/01/2020	A+*	395,000	395,470

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY Rural Water Finance Corporation	5.100%	02/01/2035	A+*	$525,000	$540,866
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,185,547
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	947,945
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,624,239
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,472,609
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,417,082
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,767,541
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,053,400
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,612,150
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,660,102
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,250,486
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,774,400
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	29,107,904
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2022	Aa3	975,000	1,015,999
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2023	Aa3	1,020,000	1,061,616
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2024	Aa3	1,070,000	1,112,030
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/01/2025	Aa3	1,120,000	1,162,906
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,159,640
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,373,170
Louisville & Jefferson County Metropolitan Sewer District	5.000	05/15/2026	Aa3/AA*	4,775,000	4,955,924
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,408,213
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,132,846
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,104,540
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,776,847
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,740,384
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,090,080
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	4,663,005
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	588,257

					134,492,145
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.73% of Net Assets
KY Asset Liability Commission Federal Highway	5.300	09/01/2019	Aa3/AA*/A+@	1,765,000	2,057,443
KY Asset Liability Project	5.000	09/01/2021	Aa3/AA*/A+@	1,570,000	1,785,828
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa3/AA*/A+@	3,500,000	3,917,725
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,725,051
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	609,604
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,115,100
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,061,209
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,548,822
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,393,799
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,667,821
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	4,875,342
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,364,068
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	10,813,414
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,203,614
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	5,548,760
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	1,974,630
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,367,537
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,587,254
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,011,232
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	7,816,983
Ky State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	9,296,322
KY Asset Liability Commission Federal Highway Trust	5.300	09/01/2025	Aa3/AA*/A+@	3,400,000	3,810,176
Kentucky State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,697,160
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,330,850

					109,579,744

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PREREFUNDED BONDS
10.27% of Net Assets
Barren County KY School District Finance Corporation	4.800%	08/01/2022	Aa3	$3,085,000	$3,166,413
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	1,765,000	1,792,975
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,177,730
Eastern Kentucky University Consolidated Education Building	5.000	05/01/2021	Baa1/A*	1,580,000	1,604,601
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA-*	6,985,000	7,393,343
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA-*	7,340,000	7,769,096
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,746,825
Jefferson County KY School District Finance Corporation	4.600	07/01/2025	Aa2/AA-*	7,545,000	8,313,307
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,583,428
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,134,802
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA-*	5,760,000	6,182,496
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA-*	5,200,000	5,581,420
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA-*	8,300,000	8,908,805
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA-*	2,500,000	2,685,875
Knox County General Obligation	5.600	06/01/2036	NR	2,490,000	2,734,618
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,788,872
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	1,967,249
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	1,880,000	2,001,166
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	1,970,000	2,096,967
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	2,065,000	2,198,089
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA-*	2,165,000	2,304,534
Louisville & Jefferson County Metropolitan Health — St. Mary’s	6.100	02/01/2037	NR	1,300,000	1,564,745
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA-*	9,225,000	9,819,552
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,427,440
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,023,670

					95,968,018
REFUNDED BONDS
9.67% of Net Assets
KY State Property & Building #80	5.300	05/01/2018	Aa3/A+*/A+@	2,940,000	3,404,843
KY State Property & Building #80	5.300	05/01/2020	Aa3/A+*/A+@	1,000,000	1,165,220
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,543,494
KY State Property & Building #83	5.300	10/01/2020	Aa3/A+*/A+@	24,220,000	28,381,723
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/A+@	10,000,000	11,594,400
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/A+@	310,000	356,299
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/A+@	18,000,000	20,632,680
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	451,450
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,381,925
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,465,259

					90,377,293
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.73% of Net Assets
Boyle County KY College Improvement — Centre College — A	4.800	06/01/2032	A3/AA-*	5,330,000	5,385,005
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,569,836
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,854,780
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,924,738
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	5,445,000	5,939,406
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,550,039
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025	NR	2,030,000	2,075,350
Louisville & Jefferson County Univeristy of Louisville	4.800	03/01/2028	Aa2/AA-*	3,250,000	3,425,435
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,438,460
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	467,289
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,720,868
Western KY University	4.800	09/01/2033	Aa3/A+*	2,505,000	2,629,649
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,586,805

					53,567,660

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

HOSPITAL AND HEALTHCARE BONDS
5.36% of Net Assets
Lexington-Fayette Urban County Government Healthcare	5.300%	06/01/2028	Aa3/A+*/A+@	$1,000,000	$1,051,320
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,064,700
Lexington-Fayette Urban County Government	5.300	06/01/2032	Aa3/A+*/A+@	1,500,000	1,554,915
Louisville & Jefferson County Metropolitan Health—Norton Healthcare	5.500	10/01/2033	A-*/A-@	2,000,000	2,016,340
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,046,880
KY Development Finance Authority — Baptist Heathcare	5.400	08/15/2024	A2/A+@	1,205,000	1,304,883
KY Development Finance Authority — Baptist Healthcare	5.600	08/15/2027	A2/A+@	4,855,000	5,263,548
KY Development Finance Authority — St. Elizabeth	5.100	05/01/2029	AA*/AA@	2,750,000	2,856,948
KY Development Finance Authority — St. Elizabeth	5.400	05/01/2034	AA*/AA@	2,560,000	2,694,733
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,500,000	2,515,200
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,410,000	2,488,349
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	535,000	540,157
Louisville & Jefferson County Metropolitan Health — Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	1,962,040
Louisville & Jefferson County Metropolitan Health — Norton Health	5.300	10/01/2036	A-*/A-@	3,460,000	3,387,755
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A1/A+*/A+@	1,000,000	1,042,500
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A1/A+*/A+@	7,685,000	7,544,134
Louisville and Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A1/A+*/A+@	2,750,000	2,837,560
Pike County KY Mortgage Revenue — Phelps Regional Health	5.700	09/20/2027	NR	2,320,000	2,320,905
Warren County Hospital	5.000	04/01/2028	A*	2,475,000	2,546,849

					50,039,716
SCHOOL IMPROVEMENT BONDS
4.68% of Net Assets
Laurel County KY School District Finance Corporation	4.800	06/01/2026	Aa3	1,000,000	1,029,820
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,029,725
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa3/AA-*	3,705,000	3,906,588
Fayette County School District Finance Corporation	5.000	10/01/2029	Aa3/AA-*	3,660,000	3,916,237
Fayette County School District Finance Corporation	5.000	10/01/2032	Aa3/AA-*	3,615,000	3,785,230
Fayette County School District Finance Corporation	5.000	10/01/2033	Aa3/AA-*	4,385,000	4,549,174
Franklin County School Building Revenue	4.800	05/01/2027	Aa3	3,570,000	3,750,428
Hardin County School District Finance Corporation	4.800	06/01/2027	Aa3	1,250,000	1,282,038
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	468,171
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	484,810
Jefferson County KY School District Finance Corporation	4.800	12/01/2026	Aa2/AA-*	3,770,000	3,975,540
Jefferson County KY School District Finance Corporation	4.800	06/01/2027	Aa2/AA-*	3,000,000	3,145,320
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,405,215
Laurel County KY School District Finance Corporation	4.600	08/01/2026	Aa3	3,150,000	3,279,434
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,231,762
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	520,910

					43,760,402
PUBLIC FACILITIES REVENUE BONDS
3.37% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	890,501
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,746,798
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,050,396
Taylor County Detention Facility	4.800	09/01/2027	Aa3	2,110,000	2,133,569
Louisville & Jefferson County International Convention Center	4.500	12/01/2023	A2/AA-*	2,340,000	2,383,454
Louisville & Jefferson County International Convention Center	4.500	12/01/2024	A2/AA-*	2,250,000	2,281,478
Louisville & Jefferson County International Convention Center	4.600	12/01/2025	A2/AA-*	1,490,000	1,510,026
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	695,512
Louisville & Jefferson County Metropolitan Parking Authority	5.800	12/01/2034	Aa2/AA*	2,750,000	3,101,478
River City, Inc. Parking Authority	4.800	06/01/2027	Aa2/AA*	750,000	802,868
River City, Inc. Parking Authority	4.800	06/01/2028	Aa2/AA*	940,000	998,627
River City, Inc. Parking Authority	4.800	06/01/2030	Aa2/AA*	1,025,000	1,072,499
River City, Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	1,160,000	1,220,227
River City, Inc. Parking Authority	4.800	06/01/2031	Aa2/AA*	1,270,000	1,317,816

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

River City, Inc. Parking Authority	4.800%	06/01/2029	Aa2/AA*	$980,000	$1,030,881
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,471,014
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,150,048
River City Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,196,965
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,430,170

					31,484,327
ESCROWED TO MATURITY BONDS
3.19% of Net Assets
Jefferson County KY Health Facilities — Alliant Health	5.100	10/01/2017	A*	3,980,000	4,209,527
Jefferson County KY Health Facilities — Alliant Health	5.100	10/01/2018	A*	23,905,000	25,557,791

					29,767,318
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.15% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa1/A*	390,000	390,218
KY Economic Development Finance Authority — Christian Care	5.400	11/20/2035	AA+*	1,905,000	1,965,484
KY Housing Corporation Country Place Apartments	4.800	04/20/2031	AA+*	935,000	946,108
KY Housing Corporation	4.800	07/01/2032	Aaa/AAA*	1,265,000	1,271,667
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,032,120
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,270,000	2,290,294
KY Housing Corporation	4.900	07/01/2023	Aaa/AAA*	1,535,000	1,569,383
KY Housing Corporation	4.900	07/01/2029	Aaa/AAA*	3,200,000	3,265,440
KY Housing Corporation	5.200	07/01/2039	Aaa/AAA*	2,185,000	2,221,555
KY Housing Corporation	4.800	07/01/2035	Aaa/AAA*	4,140,000	4,140,000

					20,092,269
AIRPORT BONDS
.79% of Net Assets
Lexington-Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,322,700
Lexington-Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,500,642
Lexington-Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,585,193
Lexington-Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,759,440
Lexington-Fayette Urban County Government Airport	5.000	07/01/2028	Aa2/AA*	1,170,000	1,253,608

					7,421,583
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A+*/A+@	2,030,000	2,187,345

Total Investments (cost $893,280,835) (See (a) below for further explanation) 98.49% of Net Assets					$920,277,520

Other assets in excess of liabilities 1.51%					14,057,209

Net Assets 100%					$934,334,729

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $893,247,317 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$35,718,910
Unrealized depreciation	(8,688,707)

Net unrealized appreciation	$27,030,203

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	920,277,520
Level 3	Significant Unobservable Inputs	—

$920,277,520

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $893,280,835)		$920,277,520
Cash		9,130,704
Receivable for fund shares sold		18,719
Interest receivable		12,751,515

Total assets		942,178,458
LIABILITIES:
Payable for:
Investments purchased	2,147,136
Distributions to shareholders	3,758,175
Fund shares redeemed	1,194,791
Investment advisory fee	300,971
Transfer agent fee	97,438
Trustees fees	49,961
Accrued expenses	295,257

Total liabilities		7,843,729

NET ASSETS:
Capital		907,107,089
Accumulated net investment income		33,518
Net accumulated realized gain on investment transactions		197,437
Net unrealized appreciation in value of investments		26,996,685

Net assets at value		$934,334,729

NET ASSET VALUE, offering price and redemption price per share ($934,334,729 ÷ 122,112,898 shares outstanding; unlimited number of shares authorized; no par value)		$7.65

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$18,864,075

Expenses:
Investment advisory fee	1,783,862
Transfer agent fee	577,828
Custodian expense	47,997
Professional fees	102,085
Trustees fees	54,390
Other expenses	113,051

Total expenses	2,679,213
Custodian expense reduction	(106)

Net expenses	2,679,107

Net investment income	16,184,968

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,184,818
Net change in unrealized appreciation/depreciation	(11,249,916)

Net realized and unrealized loss on investments	(10,065,098)

Net increase in net assets resulting from operations	$6,119,870

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$16,184,968	$33,453,684
Net realized gain on investments	1,184,818	382,491
Net change in unrealized appreciation/depreciation	(11,249,916)	(31,045,800)

Net increase in net assets resulting from operations	6,119,870	2,790,375
Distributions from net investment income	(16,180,744)	(33,471,869)
Distributions from capital gains	(1,302,574)	(146,341)
Net fund share transactions (Note 4)	(2,578,199)	(10,299,757)

Total (decrease)	(13,941,647)	(41,127,592)
Net assets:
Beginning of period	948,276,376	989,403,968

End of period	$934,334,729	$948,276,376

Accumulated net investment income	$33,518	$29,294

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/13		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$7.74		$7.99	$7.63	$7.67	$7.49	$7.39

Income from investment operations:
Net investment income	0.13		0.27	0.28	0.29	0.29	0.29
Net gains/(losses) on securities,
both realized and unrealized	(0.08)		(0.25)	0.39	(0.02)	0.20	0.11

Total from investment operations	0.05		0.02	0.67	0.27	0.49	0.40
Less distributions:
Distributions from net investment income	(0.13)		(0.27)	(0.28)	(0.29)	(0.29)	(0.29)
Distributions from capital gains	(0.01)		0.00 (b)	(0.03)	(0.02)	(0.02)	(0.01)

Total distributions	(0.14)		(0.27)	(0.31)	(0.31)	(0.31)	(0.30)

Net asset value, end of period	$7.65		$7.74	$7.99	$7.63	$7.67	$7.49

Total return	0.71%	(c)	0.17%	8.97%	3.57%	6.58%	5.65%
Net assets, end of period (in thousands)	$934,335		$948,276	$989,404	$896,625	$882,897	$788,923
Ratio of net expenses to average net assets (a)	0.58%	(d)	0.57%	0.57%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.48%	(d)	3.35%	3.60%	3.78%	3.81%	3.99%
Portfolio turnover	6.23%	(c)	7.02%	8.39%	11.42%	4.76%	6.09%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
Percentages before custodian reductions were:

0.58%	(d)	For the six months ended December 31, 2013
0.57%		For the year ended June 30, 2013
0.57%		For the year ended June 30, 2012
0.58%		For the year ended June 30, 2011
0.58%		For the year ended June 30, 2010
0.58%		For the year ended June 30, 2009

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.04% of Net Assets
KY State Property & Building #94	5.000%	05/01/2017	Aa2/A+*/A+@	$500,000	$561,544
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	227,482
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	115,887
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	568,704
KY State Property & Building #87	5.000	03/01/2017	Aa3/A+*/A+@	850,000	954,295
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/A+@	100,000	111,573
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/A+@	4,500,000	4,931,010
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/A+@	250,000	259,727
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/A+@	955,000	1,033,511
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/A+@	2,230,000	2,413,328
KY State Property & Building #89	3.800	11/01/2017	Aa3/AA-*/A+@	100,000	109,722
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	219,439
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,664,083
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA-*/A+@	200,000	227,408
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	270,407
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	289,883
KY State Property & Building #90	5.800	11/01/2019	Aa3/A+*/A+@	200,000	236,408
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	563,325
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	114,248
KY State Property & Building #93	5.300	02/01/2018	Aa3/A+*/A+@	510,000	586,123
KY State Property & Building #93	5.300	02/01/2021	Aa3/AA-*/A+@	200,000	226,404
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/A+@	835,000	891,847
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	864,203
KY State Property & Building #99	5.000	11/01/2021	Aa3/A+*/A+@	1,000,000	1,136,590
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/A+@	1,000,000	1,058,200
KY Association of Counties	4.300	02/01/2017	AA-*	500,000	535,955
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	126,585
KY Association of Counties	4.300	02/01/2019	AA-*	255,000	282,076

					20,579,967
TURNPIKES/TOLLROAD/HIGHWAY BONDS
16.60% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA*/A+@	2,000,000	2,102,380
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/A+@	275,000	295,130
KY Asset Liability Project Notes	4.500	09/01/2016	Aa3/AA*/A+@	175,000	193,026
KY Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA*/A+@	1,500,000	1,713,720
KY Asset Liability Projects — Federal Highway	4.200	09/01/2018	Aa3/AA*/A+@	1,500,000	1,641,134
KY Asset Liability Project Notes	4.300	09/01/2019	Aa3/AA*/A+@	1,400,000	1,518,426
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	2,250,000	2,394,113
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,836,638
KY Turnpike Authority Economic Development	4.100	07/01/2019	Aa2/AA+*/A+@	105,000	115,699
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	831,173

					13,641,439
SCHOOL IMPROVEMENT BONDS
15.48% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.800	03/01/2015	Aa3	770,000	770,601
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	150,742
Breathitt County School District Finance Corporation	3.900	07/01/2017	Aa3	280,000	291,102
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	154,143
Campbell County School District Finance Corporation	4.400	08/01/2019	Aa3	875,000	938,735
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	321,387
Daviess County School District Finance Corporation	4.300	08/01/2019	Aa3	100,000	107,061
Fayette County School District Finance Corporation	4.000	06/01/2019	Aa3/AA-*	140,000	146,696
Fayette County School District Finance Corporation	4.400	05/01/2021	Aa3/AA-*	200,000	213,968
Fayette County School District Finance Corporation	4.000	06/01/2022	Aa3/AA-*	1,000,000	1,060,570
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	187,919
Grant County School District Finance Corporation	3.800	06/01/2017	Aa3	190,000	203,547

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Hardin County School District Finance Corporation	4.000%	02/01/2019	Aa3	$1,475,000	$1,509,486
Hazard KY Independent School District Finance Corporation	3.900	09/01/2017	Aa3	200,000	208,480
Jefferson County School District Finance Corporation	5.300	01/01/2017	Aa2/AA-*	200,000	224,554
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	102,621
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	190,512
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	308,052
Oldham County School Building Corporation	4.400	06/01/2018	Aa3	2,570,000	2,802,585
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	471,267
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	811,344
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,409,786
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	135,400

					12,720,558
REFUNDED BONDS
13.15% of Net Assets
KY State Property & Building #82	5.300	10/01/2015	Aa3/AA-*/A+@	2,525,000	2,734,145
KY State Property & Building #82	5.300	10/01/2017	Aa3/AA-*/A+@	1,260,000	1,453,070
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	865,605
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,036,878
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/A+@	1,000,000	1,159,440
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,222,127
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,142,410
Lexington-Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	196,475

					10,810,150
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.00% of Net Assets
Boyle County Centre College	5.000	06/01/2018	A3/AA-*	200,000	222,660
Boyle County Centre College	5.000	06/01/2020	A3/AA-*	150,000	162,460
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,348,100
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,837,290
KY Asset Liability University of Kentucky Project Notes	4.500	10/01/2020	Aa2/AA-*	500,000	523,865
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2/AA-*	320,000	360,560
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	106,013
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa2/AA-*	300,000	319,899
Northern KY University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	165,839
Western KY University	4.000	09/01/2020	Aa3/A+*	290,000	304,517
Western KY University	3.000	09/01/2014	Aa3/AA-*	500,000	508,985
Western KY University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,356,540

					8,216,728
MUNICIPAL UTILITY REVENUE BONDS
7.95% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	272,254
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	560,936
KY State Rural Water Corporation	3.000	08/01/2019	A+*	545,000	569,830
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	317,268
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	261,038
KY Rural Water Finance Corporation	3.600	02/01/2016	Baa1/A+*	60,000	60,664
KY Rural Water Finance Corporation	4.500	08/01/2021	Baa1/A+*	100,000	106,919
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	394,166
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,340,158
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	110,273
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	531,655
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,062,740
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*	175,000	185,780
Paducah Electric Plant	3.000	10/01/2014	A3/A-@	750,000	762,930

			NR		6,536,611

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
3.87% of Net Assets
Lexington-Fayette Urban County Government	5.000%	06/01/2021	Aa3/A+*/A+@	$500,000	$560,740
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	175,345
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,631,322
Pulaski County KY Public Property	3.800	12/01/2014	Aa3	480,000	495,149
Todd County Public Properties — Courthouse Facilities	3.300	06/01/2019	Aa3	100,000	105,385
Whitley County Public Properties — Justice Center	3.400	09/01/2019	Aa3	200,000	212,782

					3,180,723
HOSPITAL AND HEALTHCARE
3.20% of Net Assets
KY State Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	114,938
KY Asset Liability Comission Revenue University of Kentucky	4.100	10/01/2019	Aa2/AA-*	150,000	162,930
KY Asset Liability Comission Revenue University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	166,635
KY Development Finance Authority — King’s Daughters	5.000	02/01/2016	A2/A*/A+@	1,000,000	1,075,790
KY Economic Development — Baptist Healthcare System	4.800	08/15/2019	A2/A+@	110,000	121,091
KY Development Finance Authority — St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	422,396
KY Economic Development Finance Authority — Catholic Health	4.000	05/01/2015	A1/A+*/A+@	250,000	252,978
Warren County Hospital	4.000	04/01/2020	A*	300,000	314,526

					2,631,284
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.87% of Net Assets
KY Housing Corporation	4.900	07/01/2023	Aaa/AAA*	1,500,000	1,533,600

PREREFUNDED BONDS
.92% of Net Assets
Clay County School District Finance Corporation	3.800	06/01/2017	Aa3	210,000	219,958
Jefferson County School District School Building Revenue	4.300	07/01/2017	Aa2/AA-*	175,000	191,238
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2015	Aa3/AA-*	325,000	345,947

					757,143

Total Investments (cost $77,707,632) (See (a) below for further explanation) 98.08% of Net Assets					$80,608,203

Other assets in excess of liabilities 1.92%					1,573,545

Net Assets 100%					$82,181,748

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $77,707,632 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,108,886
Unrealized depreciation	(208,315)

Net unrealized appreciation	$2,900,571

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2013

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	80,608,203
Level 3	Significant Unobservable Inputs	—

$80,608,203

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $77,707,632)		$80,608,203
Cash		846,345
Receivable for fund shares sold		292,680
Interest receivable		1,024,820

Total assets		82,772,048
LIABILITIES:
Payable for:
Distributions to shareholders	45,708
Fund shares redeemed	473,125
Investment advisory fee	26,286
Transfer agent fee	25,806
Trustees fees	3,272
Accrued expenses	16,103

Total liabilities		590,300

NET ASSETS:
Capital		80,046,889
Net accumulated realized loss on investment transactions		(765,712)
Net unrealized appreciation in value of investments		2,900,571

Net assets at value		$82,181,748

NET ASSET VALUE, offering price and redemption price per share ($82,181,748 ÷ 15,155,237 shares outstanding; unlimited number of shares authorized; no par value)		$5.42

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$1,240,933

Expenses:
Investment advisory fee	218,688
Transfer agent fee	57,414
Custodian expense	8,843
Professional fees	14,599
Trustees fees	5,087
Other expenses	16,773

Total expenses	321,404
Custodian expense reduction	(10)

Net expenses	321,394

Net investment income	919,539

Realized and unrealized gain/(loss) on investments:
Net realized gain	31,313
Net change in unrealized appreciation/depreciation	(156,900)

Net realized and unrealized loss on investments	(125,587)

Net increase in net assets resulting from operations	$793,952

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$919,539	$1,932,832
Net realized gain on investments	31,313	145,079
Net change in unrealized appreciation/depreciation	(156,900)	(1,956,078)

Net increase in net assets resulting from operations	793,952	121,833
Distributions from net investment income	(919,539)	(1,932,832)
Net fund share transactions (Note 4)	(7,095,170)	1,685,639

Total (decrease)	(7,220,757)	(125,360)
Net assets:
Beginning of period	89,402,505	89,527,865

End of period	$82,181,748	$89,402,505

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2013		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$5.43		$5.54	$5.39	$5.36	$5.25	$5.16

Income from investment operations:
Net investment income	0.06		0.12	0.12	0.13	0.15	0.17
Net gains/(losses) on securities, both realized and unrealized	(0.01)		(0.11)	0.15	0.03	0.11	0.09

Total from investment operations	0.05		0.01	0.27	0.16	0.26	0.26
Less distributions:
Distributions from net investment income	(0.06)		(0.12)	(0.12)	(0.13)	(0.15)	(0.17)

Net asset value, end of period	$5.42		$5.43	$5.54	$5.39	$5.36	$5.25

Total return	0.88%	(b)	0.11%	5.10%	3.04%	4.99%	5.02%
Net assets, end of period (in thousands)	$82,182		$89,403	$89,528	$72,405	$69,166	$60,570
Ratio of net expenses to average net assets (a)	0.74%	(c)	0.72%	0.73%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	2.12%	(c)	2.12%	2.22%	2.44%	2.80%	3.16%
Portfolio turnover	2.60%	(b)	6.63%	4.73%	15.37%	20.26%	15.64%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

Percentages before custodian reductions were:

0.74%	(c)	For the six months ended December 31, 2013
0.72%		For the year ended June 30, 2013
0.73%		For the year ended June 30, 2012
0.72%		For the year ended June 30, 2011
0.72%		For the year ended June 30, 2010
0.72%		For the year ended June 30, 2009

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
31.35% of Net Assets
Alcorn State University Education Building MS Revenue	5.125%	09/01/2034	Aa2	$95,000	$98,319
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	180,511
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	90,671
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	106,674
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	63,344
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA-*	55,000	58,775
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA-*	150,000	157,574
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA-*	45,000	46,616
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA-*	250,000	260,628
MS State University Education Building Corporation Revenue	5.000	08/01/2024	Aa2/A*/AA@	225,000	234,747
MS State University Education Building Corporation Revenue	5.000	08/01/2028	Aa2/A*/AA@	30,000	31,176
MS State University Education Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	52,460
MS State University Education Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	180,450
MS State University Education Building Corporation Revenue	5.250	08/01/2038	Aa2/AA@	100,000	106,102
Southern Mississippi Education Building Corporation	5.000	03/01/2038	Aa2/AA@	500,000	514,035
University of Mississippi Education Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	216,528
University Southern MS Education Building	5.000	03/01/2022	Aa2	100,000	106,745
University Southern MS Education Building Corporation	5.000	03/01/2032	Aa2	50,000	51,740
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	107,460
University Southern MS Education Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	105,596

					2,770,151
PUBLIC FACILITIES REVENUE BONDS
16.34% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	53,914
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	329,982
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	157,695
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	505,795
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	137,154
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	155,612
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA-*	100,000	103,271

					1,443,423
TURNPIKES/TOLLROAD/HIGHWAY BONDS
13.40% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	133,676
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	225,650
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	261,910
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	127,369
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	224,862
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	210,498

					1,183,965
MUNICIPAL UTILITY REVENUE BONDS
9.21% of Net Assets
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA-*	55,000	56,892
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	45,896
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	343,476
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	237,551
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A1/AA-*	125,000	129,710

					813,525
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.48% of Net Assets
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA-*	80,000	87,139
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA-*	150,000	158,924
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	399,448

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MS Development Bank Special Obligation Capital Projects	5.000%	07/01/2031	NR	$5,000	$5,150
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					661,061
SCHOOL IMPROVEMENT BONDS
6.38% of Net Assets
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	75,568
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	475,000	487,711

					563,279
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.12% of Net Assets
Medical Center Education Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	135,418
Medical Center Education Building Corporation — University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	102,039
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA-*	120,000	126,568

					364,025
REFUNDED BONDS
3.81% of Net Assets
MS State Refunding	5.250%	11/01/2019	Aa2/AA*/AA+@	$50,000	$59,419
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA-*	135,000	143,841
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA-*	125,000	133,764

					337,024
PREREFUNDED BONDS
3.71% of Net Assets
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	327,471

AIRPORT BONDS
1.97% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	174,253

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.35% of Net Assets
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	30,000	30,526

ESCROWED TO MATURITY BONDS
.29% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	25,000	25,701

Total Investments (cost $8,698,070) (See (a) below for further explanation) 98.41% of Net Assets					$8,694,404

Other assets in excess of liabilities 1.59%					140,593

Net Assets 100%					$8,834,997

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $8,697,864 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$177,496
Unrealized depreciation	(180,956)

Net unrealized depreciation	$(3,460)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2013

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs.

There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,694,404
Level 3	Significant Unobservable Inputs	—

$8,694,404

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $8,698,070)		$8,694,404
Cash		154,258
Interest receivable		144,366

Total assets		8,993,028
LIABILITIES:
Payable for:
Distributions to shareholders	52,983
Fund shares redeemed	95,012
Investment advisory fee	2,110
Transfer agent fee	2,827
Trustees fees	337
Accrued expenses	4,762

Total liabilities		158,031

NET ASSETS:
Capital		8,845,724
Accumulated net investment income		206
Net accumulated realized loss on investment transactions		(7,267)
Net unrealized depreciation in value of investments		(3,666)

Net assets at value		$8,834,997

NET ASSET VALUE, offering price and redemption price per share ($8,834,997 ÷ 772,829 shares outstanding; unlimited number of shares authorized; no par value)		$11.43

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$171,054

Expenses:
Investment advisory fee	21,431
Transfer agent fee	6,658
Custodian expense	4,062
Professional fees	910
Trustee fees	482
Registration fees	2,221
Other expenses	3,557

Total expenses	39,321
Fees waived by Adviser	(9,773)
Custodian expense reduction	(1)

Net expenses	29,547

Net investment income	141,507

Realized and unrealized loss on investments:
Net realized loss	(7,267)
Net change in unrealized appreciation/depreciation	(134,938)

Net realized and unrealized loss on investments	(142,205)

Net decrease in net assets resulting from operations	$(698)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$141,507	$271,005
Net realized gain/(loss) on investments	(7,267)	32,190
Net change in unrealized appreciation/depreciation	(134,938)	(303,574)

Net decrease in net assets resulting from operations	(698)	(379)
Distributions from net investment income	(141,475)	(287,105)
Distributions from capital gains	(9,925)	—
Net fund share transactions (Note 4)	678,567	884,037

Total increase	526,469	596,553
Net assets:
Beginning of period	8,308,528	7,711,975

End of period	$8,834,997	$8,308,528

Accumulated net investment income	$206	$174

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2013		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.65		$12.01	$11.33	$11.41	$11.03	$11.08

Income from investment operations:
Net investment income	0.19		0.39	0.42	0.44	0.45	0.45
Net gains/(losses) on securities, both realized and unrealized	(0.21)		(0.33)	0.68	(0.08)	0.38	(0.05)

Total from investment operations	(0.02)		0.06	1.10	0.36	0.83	0.40
Less distributions:
Distributions from net investment income	(0.19)		(0.42)	(0.42)	(0.44)	(0.45)	(0.45)
Distributions from capital gains	(0.01)		—	—	—	— (b)	— (b)

Total distributions	(0.20)		(0.42)	(0.42)	(0.44)	(0.45)	(0.45)

Net asset value, end of period	$11.43		$11.65	$12.01	$11.33	$11.41	$11.03

Total return	(0.25	)%(c)	0.38%	9.87%	3.19%	7.65%	3.72%
Net assets, end of period (in thousands)	$8,835		$8,309	$7,712	$6,376	$6,321	$5,001
Ratio of net expenses to average net assets (a)	0.69%	(d)	0.66%	0.65%	0.58%	0.45%	0.44%
Ratio of net investment income to average net assets	3.32%	(d)	3.22%	3.59%	3.86%	3.99%	4.11%
Portfolio turnover	1.85%	(c)	13.81%	9.99%	20.53%	10.04%	9.30%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.23%(d)	0%	(d)	For the six months ended December 31, 2013
.23%	0%		For the year ended June 30, 2013
.27%	0%		For the year ended June 30, 2012
.26%	0%		For the year ended June 30, 2011
.46%	0%		For the year ended June 30, 2010
.53%	.08%		For the year ended June 30, 2009

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
21.52% of Net Assets
Mooresville NC Certificates of Participation	5.000%	09/01/2032	AA-*	$1,890,000	$1,938,838
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA-*	780,000	830,380
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA-*	750,000	783,390
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA-*	1,355,000	1,398,523
Asheville NC Water System Revenue	4.800	08/01/2027	Aa2/AA*	1,000,000	1,036,270
Beaufort NC Limited Obligation	5.000	06/01/2025	A1	500,000	546,250
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	774,345
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	2,897,813
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	516,640
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,067,270
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/A*/A-@	1,000,000	1,198,290
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,176,630
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA-*	915,000	1,093,141
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.800	01/01/2030	A2/A*/A@	290,000	297,917
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,661,662
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	535,255

					18,752,614
SCHOOL IMPROVEMENT BONDS
16.97% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	2,045,000	2,182,260
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,087,740
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	800,130
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,058,980
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,771,001
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	568,370
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	792,600
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA-*	300,000	317,013
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,074,840
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	583,974
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	440,174
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A-*	1,680,000	1,715,986
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA-*	1,250,000	1,346,600
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA-*	1,000,000	1,045,910

					14,785,578
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.18% of Net Assets
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	107,251
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	246,017
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	355,358
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	788,963
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	536,265
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3/AA*	1,250,000	1,302,113
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	521,750
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	326,758
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AAA*/AAA@	1,000,000	1,047,630
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,315,820
University of NC at Charlotte	5.000	04/01/2031	Aa3/AA-*	750,000	795,720
University of NC Greensboro	5.000	04/01/2031	Aa3/A+*	500,000	531,200
University of NC System Pool Revenue	5.000	10/01/2033	Aa3/A+*	430,000	439,267
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,061,470
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,039,740
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,058,401
University of NC Wilmington Certificates of Participation	5.300	06/01/2025	Baa1/A*	1,000,000	1,031,380
University of NC Wilmington Student Housing Project	5.000	06/01/2025	Baa1/A*	580,000	599,842

					14,104,945

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
10.78% of Net Assets
Chatham County NC Limited Obligation	4.500%	06/01/2033	Aa3/AA*	$815,000	$826,940
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	525,975
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,587,330
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	502,830
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	922,689
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,088,740
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	208,686
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,348,227
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	841,696
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	354,701
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	277,940
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	104,107
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	805,898

					9,395,759
HOSPITAL AND HEALTHCARE
10.17% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	455,171
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,138,112
Charlotte-Mecklenburg Hospital	5.300	01/15/2039	Aa3/AA-*	750,000	773,385
Johnston NC Memorial Hospital Authority	5.300	10/01/2028	A2/AA-*	490,000	512,133
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.400	10/01/2014	BBB+@	5,000	5,008
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A1/A+*	1,100,000	1,110,769
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.300	06/01/2029	A1/A+*	645,000	686,828
NC Medical Care Community Hospital Revenue Baptist Hospital	4.800	06/01/2030	A1/A+*	405,000	411,703
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,723,457
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/A+*/A+@	500,000	519,950
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	513,810
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A1/A+*	1,000,000	1,015,050

					8,865,376
REFUNDING BONDS
7.17% of Net Assets
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	340,000	352,128
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	107,083
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	558,908
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	144,716
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,061,180
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,577,642
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	832,676
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	541,385
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	614,448
Thomasville NC Combined Enterprise System Revenue	4.800	05/01/2028	A1/AA-*	435,000	457,590

					6,247,756
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.55% of Net Assets
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	267,155
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	264,593
Johnston County TN Limited Obligation	4.800	06/01/2033	Aa3/AA*	500,000	505,280
Orange County NC Public Facilities Company Limited Obligation	4.800	10/01/2032	Aa2/AA+*/AA+@	750,000	777,120
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	364,533
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,084,880
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,549,080
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA*/AA@	250,000	251,168
Winston Salem NC Certificates of Participation	4.800	06/01/2031	AA+*/AA+@	620,000	644,360

					5,708,169

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

AIRPORT BONDS
4.98% of Net Assets
Charlotte NC Airport Revenue	5.300%	07/01/2023	Aa3/A+*/A+@	$1,000,000	$1,022,670
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,072,170
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	249,507
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,531,844
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	461,868

					4,338,059
PREREFUNDED BONDS
3.01% of Net Assets
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	275,910
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	265,693
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	344,850
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	549,910
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,131,260
Winston Salem NC Certificates of Participation	4.800	06/01/2031	NR	50,000	55,136

					2,622,759
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.32% of Net Assets
NC State Turnpike Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	539,515
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,478,598

					2,018,113

Total Investments (cost $85,705,576) (See (a) below for further explanation) 99.65% of Net Assets					$86,839,128

Other assets in excess of liabilities .35%					308,926

Net Assets 100%					$87,148,054

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $85,702,792 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,292,212
Unrealized depreciation	(1,155,876)

Net unrealized appreciation	$1,136,336

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	86,839,128
Level 3	Significant Unobservable Inputs	—

$86,839,128

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $85,705,576)		$86,839,128
Cash		296,130
Interest receivable		1,021,966

Total assets		88,157,224
LIABILITIES:
Payable for:
Distributions to shareholders	292,044
Fund shares redeemed	656,726
Investment advisory fee	39,082
Transfer agent fee	20,544
Accrued expenses	774

Total liabilities		1,009,170

NET ASSETS:
Capital		86,443,119
Accumulated net investment income		2,784
Net accumulated realized loss on investment transactions		(431,401)
Net unrealized appreciation in value of investments		1,133,552

Net assets at value		$87,148,054

NET ASSET VALUE, offering price and redemption price per share ($87,148,054 ÷ 7,844,962 shares outstanding; unlimited number of shares authorized; no par value)		$11.11

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$1,824,461

Expenses:
Investment advisory fee	226,135
Transfer agent fee	59,499
Custodian expense	9,404
Professional fees	10,118
Other expenses	22,833

Total expenses	327,989
Custodian expense reduction	(10)

Net expenses	327,979

Net investment income	1,496,482

Realized and unrealized loss on investments:
Net realized loss	(431,401)
Net change in unrealized appreciation/depreciation	(1,141,818)

Net realized and unrealized loss on investments	(1,573,219)

Net decrease in net assets resulting from operations	$(76,737)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$1,496,482	$3,025,345
Net realized gain/(loss) on investments	(431,401)	112,821
Net change in unrealized appreciation/depreciation	(1,141,818)	(2,631,334)

Net increase/(decrease) in net assets resulting from operations	(76,737)	506,832
Distributions from net investment income	(1,496,031)	(3,026,417)
Capital gains distributed to shareholders	(112,821)	(131,685)
Net fund share transactions (Note 4)	(6,293,059)	9,474,078

Total increase/(decrease)	(7,978,648)	6,822,808
Net assets:
Beginning of period	95,126,702	88,303,894

End of period	$87,148,054	$95,126,702

Accumulated net investment income	$2,784	$2,333

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2013		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.31		$11.59	$10.92	$11.01	$10.71	$10.62

Income from investment operations:
Net investment income	0.19		0.36	0.39	0.40	0.40	0.41
Net gains/(losses) on securities, both realized and unrealized	(0.19)		(0.26)	0.67	(0.09)	0.30	0.09

Total from investment operations	0.00		0.10	1.06	0.31	0.70	0.50
Less distributions:
Distributions from net investment income	(0.19)		(0.36)	(0.39)	(0.40)	(0.40)	(0.41)
Distributions from capital gains	(0.01)		(0.02)	—	—	—	—

Total distributions:	(0.20)		(0.38)	(0.39)	(0.40)	(0.40)	(0.41)

Net asset value, end of period	$11.11		$11.31	$11.59	$10.92	$11.01	$10.71

Total return	0.01%	(b)	0.76%	9.87%	2.90%	6.62%	4.83%
Net assets, end of period (in thousands)	$87,148		$95,127	$88,304	$75,312	$77,116	$66,891
Ratio of net expenses to average net assets (a)	0.73%	(c)	0.71%	0.71%	0.70%	0.72%	0.72%
Ratio of net investment income to average net assets	3.34%	(c)	3.07%	3.46%	3.69%	3.66%	3.89%
Portfolio turnover	2.09%	(c)	3.59%	5.94%	14.16%	5.92%	7.82%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

Percentages	before custodian reductions were:

0.73%(c)	For the six months ended December 31, 2013
0.71%	For the year ended June 30, 2013
0.71%	For the year ended June 30, 2012
0.70%	For the year ended June 30, 2011
0.72%	For the year ended June 30, 2010
0.72%	For the year ended June 30, 2009

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
20.82% of Net Assets
Monroe NC Certificates of Participation	4.000%	03/01/2019	Aa3/AA*	$100,000	$109,717
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	269,790
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA-*	200,000	219,133
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA-*	160,000	177,531
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA-*	350,000	371,234
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	149,646
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	398,560
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	776,063
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	228,576
NC State Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	142,031
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	101,471
NC Eastern Municipal Power Agency	5.000	01/01/2016	A-*A-@	50,000	54,315
NC Eastern Municipal Power Agency	5.000	01/01/2020	A-*A-@	250,000	269,183
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA-*/A-@	550,000	624,740
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA-*	100,000	119,686
NC Eastern Municipal Power Agency	3.250	01/01/2015	Baa1/A-*/A-@	250,000	257,155
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	225,630
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	143,868
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	106,749
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	277,468
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	135,970
Onslow NC Water & Sewer	4.250	06/01/2022	Baa1/A+*	150,000	157,446
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	108,097

					5,424,059
SCHOOL IMPROVEMENT BONDS
17.38% of Net Assets
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA-*	400,000	417,044
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA-*	150,000	174,504
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	133,843
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	53,745
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	193,123
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	232,479
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	166,982
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	114,566
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	224,062
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/A*	200,000	210,762
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA-*	125,000	135,340
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA-*	200,000	220,902
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA-*	250,000	265,192
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	50,000	50,925
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	464,201
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA-*/AA-@	200,000	220,572
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	138,092
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	151,550
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	104,098
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA-*	105,000	120,004
Sampson County NC Certificates of Participation	5.000	06/01/2014	A2/AA-*	50,000	50,931
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA-*	400,000	440,828
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	243,484

					4,527,229
PREREFUNDED BONDS
14.44% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	37,501
Brunswick County NC CommunityCollege	4.250	05/01/2022	Aa2/AA*/AA@	125,000	139,638
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	197,971
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	109,867

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Catawba County NC Certificates of Participation Public Schools	5.250%	06/01/2016	Aa2	$125,000	$127,574
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2018	Aa2	125,000	127,573
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	278,065
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	300,000	319,827
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	A2/AA-*	1,100,000	1,135,860
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	A1/AA-*/AA-@	50,000	51,400
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	156,485
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	226,318
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA-*	205,000	237,187
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA-*	200,000	223,806
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA-*	100,000	115,701
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	276,925

					3,761,698
PUBLIC FACILITIES REVENUE BONDS
12.73% of Net Assets
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	137,327
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	476,620
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	286,940
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	104,687
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	181,280
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	124,531
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	495,674
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	269,954
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	654,090
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA-*	225,000	250,643
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	117,482
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA-*	100,000	108,235
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA*/AA@	100,000	109,343

					3,316,806
REFUNDING BONDS
7.83% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	209,162
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	110,272
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	229,739
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	245,322
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	170,730
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	134,716
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	81,294
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	400,012
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	194,696
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA-*	150,000	157,184
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	106,642

					2,039,769
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.33% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	163,554
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	400,504
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	129,239
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	111,905
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	109,300
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	168,708
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	468,975
Salisbury NC Certificates of Participation	5.000	03/01/2019	A1/AA-*	145,000	165,789
NC State Public Improvement	5.000	03/01/2019	Aaa/AAA*	15,000	15,691
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*/AA+@	155,000	175,388

					1,909,053

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.68% of Net Assets
University NC Wilmington Certificates of Participation	5.250%	06/01/2021	Baa1/A*	$100,000	$104,587
University NC Wilmington Certificates of Participation	5.000	06/01/2014	Baa1/A*	40,000	40,716
University NC Wilmington Certificates of Participation	4.250	06/01/2017	Baa1/A*	300,000	318,549
University NC Wilmington Certificates of Participation	4.375	06/01/2019	Baa1/A*	100,000	104,633
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA-*	100,000	108,854
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	42,342
University of NC	4.250	10/01/2021	A1	100,000	105,764
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	279,445
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	377,597
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA-*	230,000	257,223

					1,739,710
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.34% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	221,472
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	219,840
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	164,123
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA-*	95,000	98,482
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA-*	175,000	195,753
NC Medical Care - Caromont Health	3.250	02/15/2018	A1/AA-*	370,000	388,959
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA-*/AA-@	100,000	102,501

					1,391,130
AIRPORT BONDS
2.31% of Net Assets
Charlotte NC Airport - Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	108,317
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	373,835
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	120,158

					602,310
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.33% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	Aa3/AA*/A+@	310,000	348,294

LEASE REVENUE BONDS
1.00% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	261,828

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.53% of Net Assets
NC Housing Finance Agency Series 31-B	3.850%	01/01/2017	Aa2/AA*	130,000	136,891

Total Investments (cost $24,884,449) (See (a) below for further explanation) 97.72% of Net Assets					$25,458,777

Other assets in excess of liabilities 2.28%					593,112

Net Assets 100%					$26,051,889

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $24,884,449 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$737,667
Unrealized depreciation	(163,339)

Net unrealized appreciation	$574,328

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2013

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,458,777
Level 3	Significant Unobservable Inputs	—

$25,458,777

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,884,449)		$25,458,777
Cash		373,092
Interest receivable		262,665

Total assets		26,094,534
LIABILITIES:
Payable for:
Distributions to shareholders	14,926
Fund shares redeemed	10,259
Investment advisory fee	10,998
Transfer agent fee	3,273
Trustees fees	1,396
Accrued expenses	1,793

Total liabilities		42,645

NET ASSETS:
Capital		25,484,738
Net accumulated realized loss on investment transactions		(7,177)
Net unrealized appreciation in value of investments		574,328

Net assets at value		$26,051,889

NET ASSET VALUE, offering price and redemption price per share ($26,051,889 ÷ 2,372,897 shares outstanding; unlimited number of shares authorized; no par value)		$10.98

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$343,280

Expenses:
Investment advisory fee	66,236
Transfer agent fee	19,705
Custodian expense	4,800
Professional fees	7,408
Trustee fees	1,526
Other expenses	7,425

Total expenses	107,100
Custodian expense reduction	(3)

Net expenses	107,097

Net investment income	236,183

Realized and unrealized loss on investments:
Net realized loss	(6,778)
Net change in unrealized appreciation/depreciation	(10,775)

Net realized and unrealized loss on investments	(17,553)

Net increase in net assets resulting from operations	$218,630

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$236,183	$497,855
Net realized gain/(loss) on investments	(6,778)	48,620
Net change in unrealized appreciation/depreciation	(10,775)	(572,951)

Net increase/(decrease) in net assets resulting from operations	218,630	(26,476)
Distributions from net investment income	(236,185)	(497,853)
Distributions from capital gains	(41,274)	(39,121)
Net fund share transactions (Note 4)	(222,546)	2,163,181

Total increase/(decrease)	(281,375)	1,599,731
Net assets:
Beginning of period	26,333,264	24,733,533

End of period	$26,051,889	$26,333,264

Accumulated Net Investment Income	$—	$2

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/13		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.00		$11.23	$10.93	$10.78	$10.57	$10.37

Income from investment operations:
Net investment income	0.10		0.21	0.24	0.26	0.29	0.32
Net gains/(losses) on securities, both realized and unrealized	0.00		(0.21)	0.30	0.15	0.21	0.20

Total from investment operations	0.10		0.00	0.54	0.41	0.50	0.52
Less distributions:
Distributions from net investment income	(0.10)		(0.21)	(0.24)	(0.26)	(0.29)	(0.32)
Distributions from capital gains	(0.02)		(0.02)	—	—	—	—

Total distributions	(0.12)		(0.23)	(0.24)	(0.26)	(0.29)	(0.32)

Net asset value, end of period	$10.98		$11.00	$11.23	$10.93	$10.78	$10.57

Total return	0.72%	(b)	(0.06)%	4.98%	3.86%	4.77%	5.07%
Net assets, end of period (in thousands)	$26,052		$26,333	$24,734	$22,079	$15,951	$11,662
Ratio of net expenses to average net assets (a)	0.82%	(c)	0.78%	0.78%	0.77%	0.82%	0.81%
Ratio of net investment income to average net assets	1.80%	(c)	1.87%	2.15%	2.41%	2.69%	3.04%
Portfolio turnover	3.52%	(b)	10.19%	12.31%	5.15%	17.94%	10.14%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
0%	(c)	0%	(c)	For the six months ended December 31, 2013
0%		0%		For the year ended June 30, 2013
0%		0%		For the year ended June 30, 2012
0%		0%		For the year ended June 30, 2011
0%		0%		For the year ended June 30, 2010
.02%		.03%		For the year ended June 30, 2009

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
41.00% of Net Assets
Blount County TN Public Building Authority Local Government **	5.000%	06/01/2032	Aa3	$750,000	$763,628
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,309,347
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,036,870
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	891,690
Metropolitan Government Nashville and Davidson County	5.000	10/01/2033	Aa1/AA*	500,000	536,580
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,611,086
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	271,583
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	258,128
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,282,300
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,075,520
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	503,237
Clarksville TN Electric System Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,086,180
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	518,830
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	923,144
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,667,508
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	Baa1/AA*	1,000,000	1,061,450
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	Baa1/AA*	740,000	764,575
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,041,320
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,505,186
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,074,070
Knox-Chapman TN Utility District Knox County Water and Sewer	5.300	01/01/2036	AA-*	700,000	742,434
Knox Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,065,500
Metropolitan Government Nashville and Davidson County TN	4.800	05/15/2028	AA+*/AA+@	460,000	482,347
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,239,929
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	540,430
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,539,640
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	614,451
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA-*	1,125,000	1,196,504
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	508,310
West Wilson Utility District TN Waterworks Revenue	4.800	06/01/2028	Aa3	2,460,000	2,578,351
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,269,415
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,290,191
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,610,410

					40,860,144
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.23% of Net Assets
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,068,490
TN State School Board Authority Higher Education Facilities	5.100	05/01/2033	Aa1/AA*/AA@	1,300,000	1,385,812
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	525,000
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,459,756
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,505,275
TN State School Board Authority Higher Education Facilities	4.800	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,856,948
TN State School Board Authority Higher Education Facilities	5.000	05/01/2039	Aa1/AA*/AA+@	500,000	524,265
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,054,010
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,278,076
Shelby County TN Health Education Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	527,725

					12,185,357

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
11.56% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA*	$100,000	$110,984
Blount County TN Public Building Authority Local Government **	5.000	06/01/2027	Aa2/AA*	1,500,000	1,640,280
Blount County TN Public Building Authority Local Government **	4.800	06/01/2031	Aa2/AA*	750,000	788,310
Pigeon Forge Industrial Development Board TN	5.000	06/01/2024	AA*	600,000	672,048
Pigeon Forge Industrial Development Board TN	5.000	06/01/2027	AA*	1,400,000	1,542,814
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,304,440
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	897,354
Memphis Shelby County TN Sports Authority Memphis Arena	5.300	11/01/2026	Aa3/AA-*/A+@	500,000	532,204
Memphis-Shelby County Sports Authority	5.300	11/01/2027	Aa3/AA-*/A+@	750,000	791,910
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	680,715
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa2/AA-*	1,500,000	1,557,810

					11,518,869
HOSPITAL AND HEALTHCARE
8.81% of Net Assets
Chattanooga TN Health Education and Housing Facilities Board	5.000	01/01/2033	A1/A+*/A+@	500,000	492,170
Rutherford County TN Health and Education Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,504,455
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	776,828
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	4,966,647
Shelby County TN Health Education and Housing Facilities	5.300	09/01/2027	A2/AA-*	1,000,000	1,037,760

					8,777,860
PREREFUNDED BONDS
6.36% of Net Assets
Johnson City TN Health & Education Facilities Escrowed Series 2000 A	5.100	07/01/2025	A*	270,000	270,323
Knoxville TN Waste Water System Revenue Improvement	5.000	04/01/2037	Aa2/AA+*	370,000	391,823
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*	4,025,000	4,651,330
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2017	Aa1/A*	205,000	234,104
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2017	Aa1/A*	35,000	39,969
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	685,000	750,459

					6,338,008
REFUNDING BONDS
5.87% of Net Assets
Blount County TN Public Building Authority General Obligation	5.300	06/01/2019	Baa1	250,000	252,645
Greene County TN General Obligation Series B	5.000	06/01/2024	A1	505,000	536,376
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	105,491
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*	1,195,000	1,281,387
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2028	Aa1/AA*	205,000	217,847
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,053,450
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,345,860
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,052,230

					5,845,286
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.59% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.300	08/20/2018	Aa1	255,000	254,992
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	595,000	603,824
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	560,000	579,359
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	410,000	420,184
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	675,000	689,992
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,340,000	1,365,701
TN Housing Development Agency Housing Finance Program	4.900	01/01/2025	Aa2	645,000	656,508

					4,570,560

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

SCHOOL IMPROVEMENT BONDS
4.57% of Net Assets
Cleveland TN General Obligation	5.000%	06/01/2027	Aa3/A+*	$680,000	$711,620
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,105,608
Overton County TN Refunding Schools General Obligation	5.000	04/01/2018	Baa1	500,000	515,730
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,470,427
Smith County TN General Obligation	5.000	04/01/2021		720,000	752,565

					4,555,950
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.16% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	889,755
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	616,827
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	648,412

					2,154,994
ESCROWED TO MATURITY BONDS
1.23% of Net Assets
Johnson City TN Health & Education Facilities Medical Center	5.000	07/01/2018	A*	135,000	135,118
Johnson City TN Health & Education Facilities Mountain State	6.500	07/01/2014	Baa1/A*/BBB+@	1,000,000	1,025,780
Metropolitan Nashville and Davidson County TN Water and Sewer	6.500	12/01/2014	A*	60,000	63,436

					1,224,334
INDUSTRIAL REVENUE BONDS
0.92% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA-*	850,000	921,647

Total Investments (cost $97,373,725) (See (a) below for further explanation) 99.30% of Net Assets					$98,953,009

Other assets in excess of liabilities .70%					698,218

Net Assets 100%					$99,651,227

*	Standard and Poor’s Corporation
**	Segregated security — see footnote 8
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $97,373,725 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,591,595
Unrealized depreciation	(1,012,311)

Net unrealized appreciation	$1,579,284

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	98,953,009
Level 3	Significant Unobservable Inputs	—

$98,953,009

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $97,373,725)		$98,953,009
Cash		42,687
Interest receivable		1,304,391

Total assets		100,300,087
LIABILITIES:
Payable for:
Distributions to shareholders	274,938
Fund shares redeemed	180,670
Investment advisory fee	42,271
Transfer agent fee	10,881
Trustees fees	2,341
Note payable	99,000
Accrued expenses	38,759

Total liabilities		648,860

NET ASSETS:
Capital		98,780,912
Net accumulated realized loss on investment transactions		(708,969)
Net unrealized appreciation in value of investments		1,579,284

Net assets at value		$99,651,227

NET ASSET VALUE, offering price and redemption price per share ($99,651,227 ÷ 8,946,588 shares outstanding; unlimited number of shares authorized; no par value)		$11.14

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$2,033,424

Expenses:
Investment advisory fee	255,929
Transfer agent fee	65,915
Custodian expense	9,785
Professional fees	11,372
Trustee fees	2,341
Other expenses	20,238

Total expenses	365,580
Custodian expense reduction	(11)

Net expenses	365,569

Net investment income	1,667,855

Realized and unrealized loss on investments:
Net realized loss	(288,407)
Net change in unrealized appreciation/depreciation	(1,011,424)

Net realized and unrealized loss on investments	(1,299,831)

Net increase in net assets resulting from operations	$368,024

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$1,667,855	$3,364,193
Net realized gain/(loss) on investments	(288,407)	200,774
Net change in unrealized appreciation/depreciation	(1,011,424)	(3,013,866)

Net increase in net assets resulting from operations	368,024	551,101
Distributions from net investment income	(1,667,855)	(3,364,193)
Net fund share transactions (Note 4)	(4,745,319)	7,926,230

Total increase/(decrease)	(6,045,150)	5,113,138
Net assets:
Beginning of period	105,696,377	100,583,239

End of period	$99,651,227	$105,696,377

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/13		For the years ended June 30,
			2013	2012	2011		2010	2009
Net asset value, beginning of year	$11.27		$11.56	$11.04	$11.04		$10.71	$10.77

Income from investment operations:
Net investment income	0.18		0.36	0.40	0.41		0.40	0.41
Net gains/(losses) on securities, both realized and unrealized	(0.13)		(0.29)	0.52	—	(d)	0.33	(0.06)

Total from investment operations	0.05		0.07	0.92	0.41		0.73	0.35
Less distributions:
Distributions from net investment income	(0.18)		(0.36)	(0.40)	(0.41)		(0.40)	(0.41)

Net asset value, end of period	$11.14		$11.27	$11.56	$11.04		$11.04	$10.71

Total return	0.48%	(b)	0.56%	8.44%	3.78%		6.92%	3.40%
Net assets, end of period (in thousands)	$99,651		$105,696	$100,583	$91,740		$94,960	$92,222
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.65%	0.70%	0.69%		0.70%	0.70%
Ratio of net investment income to average net assets	3.28%	(c)	3.10%	3.50%	3.68%		3.67%	3.90%
Portfolio turnover	8.37%	(b)	7.37%	8.39%	6.38%		14.51%	7.62%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.00%(c)	0%	(c)	For the six months ended December 31, 2013
.04%	0%		For the year ended June 30, 2013
.00%	0%		For the year ended June 30, 2012
.00%	0%		For the year ended June 30, 2011
.00%	0%		For the year ended June 30, 2010
.00%	0%		For the year ended June 30, 2009

(b)	Not Annualized
(c)	Annualized
(d)	Rounds to less than $.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

REFUNDING BONDS
21.08% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$420,204
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	206,843
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	285,850
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*	215,000	241,768
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa1/AA*	175,000	202,005
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa1/AA*	250,000	266,033
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	164,489
Rhea County TN	3.000	04/01/2018	A1	200,000	212,220
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	232,344

					2,231,756
MUNICIPAL UTILITY REVENUE BONDS
17.22% of Net Assets
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	133,181
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	270,676
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	446,884
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	183,058
Cross Anchor TN Utility District	4.250	12/01/2015	AA-*	65,000	69,115
Cross Anchor TN Utility District	4.250	12/01/2016	AA-*	65,000	70,684
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	104,897
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	54,360
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA-*	125,000	146,381
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA-*	100,000	107,145
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA-*	100,000	108,854
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	127,538

					1,822,773
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
14.49% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA*	150,000	163,794
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA*	175,000	198,741
Claiborne County TN Public Improvement	5.000	04/01/2017	A+*	170,000	191,340
Gallatin County Capital Outlay Notes	4.630	01/01/2019	AA+*	100,000	113,861
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	114,884
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	215,181
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	363,848
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	172,077

					1,533,726
PREREFUNDED BONDS
10.78% of Net Assets
Maury County TN School and Public Improvement	5.000	04/01/2016	Aa2	400,000	404,684
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	465,970
Metropolitan Government Nashville and Davidson County	5.000	01/01/2019	Aa1/AA*	200,000	230,866
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	39,969

					1,141,489
SCHOOL IMPROVEMENT BONDS
9.46% of Net Assets
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	229,334
Madison County TN Refunding School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	185,332
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	269,275
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	111,523
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	206,270

					1,001,734
HOSPITAL AND HEALTHCARE
6.80% of Net Assets
Shelby County TN Health Education & Housing Facilities	4.250	09/01/2020	AA-*	265,000	286,441
Shelby County Health Education	5.250	09/01/2020	A2/AA-*	400,000	433,844

					720,285

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.09% of Net Assets
TN Housing Development Agency Homeownership Program	4.200%	01/01/2016	Aa1/AA+*	$105,000	$108,554
TN Housing Development Agency Series 1B	4.800	07/01/2024	Aa1/AA+*	200,000	205,414
TN Housing Development Agency Homeownership Program	2.950	01/01/2015	Aa1/AA+*	90,000	91,778
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	238,601

					644,347
PUBLIC FACILITIES REVENUE BONDS
5.17% of Net Assets
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	307,665
Metropolitan Government Nashville & Davidson County TN Convention	5.000	07/01/2015	A1/A*	125,000	132,463
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	107,094

					547,222
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.64% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	350,000	384,951

AIRPORT BONDS
2.41% of Net Assets
Metropolitan Nashville Airport Authority	4.500	07/01/2014	A2/AA-*	250,000	255,038

Total Investments (cost $10,125,807) (See (a) below for further explanation) 97.14% of Net Assets					$10,283,321

Other assets in excess of liabilities 2.86%					302,731

Net Assets 100%					$10,586,052

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,125,807 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$228,110
Unrealized depreciation	(70,596)

Net unrealized appreciation	$157,514

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,283,321
Level 3	Significant Unobservable Inputs	—

$10,283,321

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,125,807)		$10,283,321
Cash		194,226
Defaulted securities receivable		23,607
Interest receivable		119,654

Total assets		10,620,808
LIABILITIES:
Payable for:
Distributions to shareholders	3,182
Fund shares redeemed	16,080
Investment advisory fee	4,455
Transfer agent fee	1,396
Trustees fees	1,081
Accrued expenses	8,562

Total liabilities		34,756

NET ASSETS:
Capital		10,689,810
Net accumulated realized loss on investment transactions		(261,272)
Net unrealized appreciation in value of investments		157,514

Net assets at value		$10,586,052

NET ASSET VALUE, offering price and redemption price per share ($10,586,052 ÷ 988,509 shares outstanding; unlimited number of shares authorized; no par value)		$10.71

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$146,138

Expenses:
Investment advisory fee	27,502
Transfer agent fee	8,566
Custodian expense	4,449
Professional fees	1,206
Trustee fees	1,649
Other expenses	4,002

Total expenses	47,374
Custodian expense reduction	(1)

Net expenses	47,373

Net investment income	98,765

Realized and unrealized gain/(loss) on investments:
Net realized gain	4,724
Net change in unrealized appreciation/depreciation	(44,159)

Net realized and unrealized loss on investments	(39,435)

Net increase in net assets resulting from operations	$59,330

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$98,765	$226,505
Net realized gain on investments	4,724	46,406
Net change in unrealized appreciation/depreciation	(44,159)	(312,568)

Net increase/(decrease) in net assets resulting from operations	59,330	(39,657)
Distributions from net investment income	(98,765)	(226,505)
Net fund share transactions (Note 4)	(395,207)	(739,399)

Total (decrease)	(434,642)	(1,005,561)
Net assets:
Beginning of period	11,020,694	12,026,255

End of period	$10,586,052	$11,020,694

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/13		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.75		$11.01	$10.85	$10.82	$10.54	$10.31

Income from investment operations:
Net investment income	0.10		0.20	0.24	0.26	0.28	0.31
Net gains/(losses) on securities, both realized and unrealized	(0.04)		(0.26)	0.16	0.03	0.28	0.23

Total from investment operations	0.06		(0.06)	0.40	0.29	0.56	0.54
Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.24)	(0.26)	(0.28)	(0.31)

Net asset value, end of period	$10.71		$10.75	$11.01	$10.85	$10.82	$10.54

Total return	0.53%	(b)	(0.53)%	3.74%	2.72%	5.39%	5.31%
Net assets, end of period (in thousands)	$10,586		$11,021	$12,026	$9,889	$10,113	$9,075
Ratio of net expenses to average net assets (a)	0.87%	(c)	0.86%	0.87%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	1.81%	(c)	1.86%	2.21%	2.40%	2.63%	2.97%
Portfolio turnover	4.35%	(c)	20.56%	1.86%	18.32%	16.16%	15.00%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions. Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.00%(c)	0%(c)	For the six months ended December 31, 2013
.00%	0%	For the year ended June 30, 2013
.00%	0%	For the year ended June 30, 2012
.02%	0%	For the year ended June 30, 2011
.02%	0%	For the year ended June 30, 2010
00%	.04%	For the year ended June 30, 2009

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

FEDERAL FARM CREDIT
59.64% of Net Assets
Federal Farm Credit Bank	5.300%	06/24/2014	Aaa/AA+*/AAA@	$1,250,000	$1,280,765
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,731,840
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	420,487
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,116,289
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,299,404
Federal Farm Credit Bank	5.130	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,269,546
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	750,000	659,608
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	680,298

					12,458,237
FEDERAL HOME LOAN BANK
32.89% of Net Assets
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	248,226
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	521,182
Federal Home Loan Bank	5.370	09/09/2024	Aaa/AA+*	1,750,000	1,994,470
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,140,890
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	567,622
Federal Home Loan Bank **	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,398,506

					6,870,896
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.23% of Net Assets
Federal National Mortgage Association **	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,300,610

FEDERAL HOME LOAN MORTGAGE
2.10% of Net Assets
Federal Home Loan Mortgage Corporation **	2.500	11/08/2024	Aaa/AA+*/AAA@	500,000	438,335

Total Investments (cost $21,182,003) (See (a) below for further explanation) 100.86% of Net Assets					$21,068,078

Other liabilities in excess of assets (.86)%					(178,036)

Net Assets 100%					$20,890,042

*	Standard and Poor’s Corporation
**	Segregated security — see footnote 8
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $23,182,003 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$205,391
Unrealized depreciation	(319,316)

Net unrealized depreciation	$(113,925)

Other Information

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Government Agencies	Total

Level 1	Quoted Prices	—	—
Level 2	Other Significant Observable Inputs	21,068,078	21,068,078
Level 3	Significant Unobservable Inputs	—	—

$21,068,078

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $23,182,003)		$21,068,078
Cash		1,394
Interest receivable		211,319

Total assets		21,280,791
LIABILITIES:
Payable for:
Distributions to shareholders	10,826
Note payable	52,000
Fund shares redeemed	302,689
Investment advisory fee	3,684
Transfer agent fee	5,355
Accrued expenses	16,195

Total liabilities		390,749

NET ASSETS:
Capital		21,251,330
Net accumulated realized loss on investment transactions		(247,363)
Net unrealized depreciation in value of investments		(113,925)

Net assets at value		$20,890,042

NET ASSET VALUE, offering price and redemption price per share ($20,890,042 ÷ 2,126,409 shares outstanding; unlimited number of shares authorized; no par value)		$9.82

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$381,125

Expenses:
Investment advisory fee	22,468
Transfer agent fee	17,738
Custodian expense	5,141
Professional fees	2,514
Pricing	3,639
Trustee fees	1,344
Other expenses	9,844

Total expenses	62,688
Custodian expense reduction	(2)

Net expenses	62,686

Net investment income	318,439

Realized and unrealized loss on investments:
Net realized loss	(139,363)
Net change in unrealized appreciation/depreciation	(384,594)

Net realized and unrealized loss on investments	(523,957)

Net decrease in net assets resulting from operations	$(205,518)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$318,439	$713,345
Net realized loss on investments	(139,363)	(22,547)
Net change in unrealized appreciation/depreciation	(384,594)	(1,213,820)

Net decrease in net assets resulting from operations	(205,518)	(523,022)
Distributions from net investment income	(318,624)	(713,160)
Net fund share transactions (Note 4)	(1,981,132)	(1,198,761)

Total decrease	(2,505,274)	(2,434,943)
Net assets:
Beginning of period	23,395,316	25,830,259

End of period	$20,890,042	$23,395,316

Accumulated net investment income	$—	$185

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2013		For the years ended June 30,
			2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.05		$10.58	$9.96	$10.24	$10.05	$9.93

Income from investment operations:
Net investment income	0.14		0.30	0.34	0.35	0.44	0.46
Net gains/(losses) on securities, both realized and unrealized	(0.23)		(0.53)	0.62	(0.28)	0.19	0.12

Total from investment operations	(0.09)		(0.23)	0.96	0.07	0.63	0.58
Less distributions:
Distributions from net investment income	(0.14)		(0.30)	(0.34)	(0.35)	(0.44)	(0.46)

Net asset value, end of period	$9.82		$10.05	$10.58	$9.96	$10.24	$10.05

Total return	(0.88	)%(b)	(2.34)%	9.72%	0.71%	6.38%	5.99%
Net assets, end of period (in thousands)	$20,890		$23,395	$25,830	$25,004	$42,053	$25,431
Ratio of net expenses to average net assets (a)	0.56%	(c)	0.48%	0.52%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets	2.86%	(c)	2.77%	3.25%	3.48%	4.30%	4.62%
Portfolio turnover	10.42%	(b)	16.02%	8.94%	72.86%	56.38%	30.35%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.00%(c)	0%	(c)	For the six months ended December 31, 2013
.06%(c)	0%	(c)	For the year ended June 30, 2013
.00%	0%		For the year ended June 30, 2012
.00%	0%		For the year ended June 30, 2011
.00%	0%		For the year ended June 30, 2010
.00%	.03%		For the year ended June 30, 2009

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
35.29% of Net Assets
Franklin County OH Convention Facilities Authority Build America	6.640%	12/01/2042	Aa2/AA*	$130,000	$145,610
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA-*/AA-@	70,000	69,378
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	160,000	171,667
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	552,620
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	54,641
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	827,018
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	165,162
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	287,735
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	280,000	316,187
Metro Government Nashville & Davidson County TN Sports Authoity	5.231	07/01/2033	Aa2/AA-*	100,000	100,007
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	160,000	185,931
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa2/A*	125,000	138,560
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	299,694
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	782,960

					4,097,170
MUNICIPAL UTILITY REVENUE BONDS
28.17% of Net Assets
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA-*	500,000	521,740
East Bethel MN Build America Utilities	7.000	02/01/2040	Aa3	250,000	262,915
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	343,380
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA-*	500,000	550,795
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA-*	40,000	42,818
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	62,983
Heber UT Light & Power Build America	7.000	12/15/2030	A2/AA-@	500,000	549,200
Louisville & Jefferson County KY Sewer District Build America	6.250	05/15/2043	Aa3/AA*/AA-@	75,000	86,552
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	241,534
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	445,564
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA-*	60,000	59,306
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	103,941

					3,270,728
SCHOOL IMPROVEMENT BONDS
14.21% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	439,144
Armstrong School District PA Build America	7.000	03/15/2041	AA-*	750,000	817,035
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	286,063
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	107,442

					1,649,684
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.25% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	266,918
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	278,815
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA-*	500,000	540,035
Scottsboro AL Build America	6.400	11/01/2040	A2/AA-*	250,000	265,718
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	70,182

					1,421,668
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.83% of Net Assets
Maine Health and Higher Education Facilities Authority	6.667	07/01/2039	Aa2	200,000	210,462
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	118,361

					328,823
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.79% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	323,598

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

HOSPITAL AND HEALTHCARE
2.36% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329%	02/01/2031	Aa3/AA*	$250,000	$273,810

Total Investments (cost $10,690,041) (See (a) below for further explanation) 97.90% of Net Assets					$11,365,481

Other assets in excess of liabilities 2.10%					243,830

Net Assets 100%					$11,609,311

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,690,041 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$800,656
Unrealized depreciation	(125,216)

Net unrealized appreciation	$675,440

The following is a summary of the inputs used, as of December 31, 2013 involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending December 31, 2013.

	Valuation Inputs	Taxable Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,365,481
Level 3	Significant Unobservable Inputs	—

$11,365,481

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,690,041)		$11,365,481
Cash		139,081
Interest receivable		153,417
Prepaid expenses		530

Total assets		11,658,509
LIABILITIES:
Payable for:
Distributions to shareholders	41,892
Investment advisory fee	4,943
Transfer agent fee	1,431
Trustees fees	932

Total liabilities		49,198

NET ASSETS:
Capital		10,973,553
Net accumulated realized loss on investment transactions		(39,682)
Net unrealized appreciation in value of investments		675,440

Net assets at value		$11,609,311

NET ASSET VALUE, offering price and redemption price per share ($11,609,311 ÷ 1,150,806 shares outstanding; unlimited number of shares authorized; no par value)		$10.09

STATEMENT OF OPERATIONS

For the six months ended December 31, 2013

Net investment income:
Interest income	$432,555

Expenses:
Investment advisory fee	37,223
Transfer agent fee	11,278
Custodian expense	3,759
Professional fees	2,759
Trustee fees	932
Pricing	4,285
Other expenses	4,948

Total expenses	65,184
Custodian expense reduction	(1)

Net expenses	65,183

Net investment income	367,372

Realized and unrealized loss on investments:
Net realized loss	(39,682)
Net change in unrealized appreciation/depreciation	(402,496)

Net realized and unrealized loss on investments	(442,178)

Net decrease in net assets resulting from operations	$(74,806)

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2013 and the year ended June 30, 2013	UNAUDITED

	Six Months Ended 12/31/2013	One Year Ended 6/30/2013
Operations:
Net investment income	$367,372	$767,597
Net realized gain/(loss) on investments	(39,682)	110,538
Net change in unrealized appreciation/depreciation	(402,496)	(655,652)

Net increase/decrease in net assets resulting from operations	(74,806)	222,483
Distributions from net investment income	(367,902)	(767,284)
Distributions from capital gains	(69,960)	(19,468)
Net fund share transactions (Note 4)	(3,884,309)	528,225

Total decrease	(4,396,977)	(36,044)
Net assets:
Beginning of period	16,006,288	16,042,332

End of period	$11,609,311	$16,006,288

Accumulated net investment income	$—	$530

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six months Ended 12/31/13		For the year ended June 30,		For the period ended June 30, 2011*
			2013	2012
Net asset value, beginning of period	$10.45		$10.82	$9.65	$10.00

Income from investment operations:
Net investment income	0.26		0.51	0.52	0.34
Net gains/(losses) on securities, both realized and unrealized	(0.30)		(0.36)	1.17	(0.35)

Total from investment operations	(0.04)		0.15	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.26)		(0.51)	(0.52)	(0.34)
Distributions from capital gains	(0.06)		(0.01)	—	—

Total distributions	(0.32)		(0.52)	(0.52)	(0.34)

Net asset value, end of period	$10.09		$10.45	$10.82	$9.65

Total return	(0.41	)%(b)	1.35%	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$11,609		$16,006	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.88%	(c)	0.83%	0.85%	0.49%	(c)
Ratio of net investment income to average net assets	4.99%	(c)	4.71%	4.95%	3.71%	(c)
Portfolio turnover	4.20%	(b)	9.57%	0.00%	89.93%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses	waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.00%	.00%		For the six months ended December 30, 2013
.00%	.00%		For the year ended June 30, 2013
.01%	.00%		For the year ended June 30, 2012
.01%(c)	.00%	(c)	For the period ended June 30, 2011*

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	Organization and Significant Accounting Policies, continued

Level 3:	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2013, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ending December 31, 2013.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended December 31, 2013. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	Organization and Significant Accounting Policies, continued

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2013, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$9,752
Mississippi Tax-Free Income Series	9,773

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the period ended December 31, 2013, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$257,923	$2,977,685
Kentucky Tax-Free Income Series	57,570,121	69,595,987
Kentucky Tax-Free Short-to-Medium Series	1,144,370	2,469,485
Mississippi Tax-Free Income Series	875,502	154,056
North Carolina Tax-Free Income Series	1,870,957	7,436,459
North Carolina Tax-Free Short-to-Medium Series	907,359	938,637
Tennessee Tax-Free Income Series	8,456,168	12,984,459
Tennessee Tax-Free Short-to-Medium Series	462,567	794,069
Intermediate Government Bond Series	2,293,533	3,159,342
Taxable Municipal Bond Series	603,449	4,263,581

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

4.	Capital Shares

At December 31, 2013 and June 30, 2013, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	47,761	$569,679	382,317	$4,839,667
Shares reinvested	18,240	217,627	33,429	417,792
Shares redeemed	(326,342)	(3,886,538)	(254,710)	(3,194,533)
Net increase/(decrease)	(260,341)	$(3,099,232)	161,036	$2,062,926

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	7,989,060	$61,293,016	12,157,634	$98,006,608
Shares reinvested	1,319,878	10,139,597	2,362,521	18,873,478
Shares redeemed	(9,650,835)	(74,010,812)	(15,844,621)	(127,179,843)
Net decrease	(341,897)	$(2,578,199)	(1,324,466)	$(10,299,757)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,203,266	$6,528,497	4,306,089	$23,875,791
Shares reinvested	119,014	646,470	241,397	1,337,982
Shares redeemed	(2,629,301)	(14,270,301)	(4,245,020)	(23,528,134)
Net increase/(decrease)	(1,307,021)	$(7,095,170)	302,466	$1,685,639

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	90,360	$1,034,134	162,331	$1,982,073
Shares reinvested	5,028	57,770	10,255	123,882
Shares redeemed	(35,955)	(413,337)	(101,079)	(1,221,918)
Net increase	59,433	$678,567	71,507	$884,037

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	499,337	$5,557,515	1,987,555	$23,519,667
Shares reinvested	94,326	1,051,516	183,206	2,145,758
Shares redeemed	(1,158,760)	(12,902,090)	(1,378,402)	(16,191,347)
Net increase/(decrease)	(565,097)	$(6,293,059)	792,359	$9,474,078

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	160,506	$1,766,119	701,612	$7,898,764
Shares reinvested	19,801	217,915	36,890	414,632
Shares redeemed	(200,714)	(2,206,580)	(547,748)	(6,150,215)
Net increase/(decrease)	(20,407)	$(222,546)	190,754	$2,163,181

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	568,463	$6,338,147	1,604,096	$18,817,879
Shares reinvested	94,526	1,055,766	164,725	1,914,381
Shares redeemed	(1,093,553)	(12,139,232)	(1,095,123)	(12,806,030)
Net increase/(decrease)	(430,563)	$(4,745,319)	673,698	$7,926,230

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	109,960	$1,176,145	177,861	$1,960,274
Shares reinvested	7,132	76,608	13,852	152,444
Shares redeemed	(153,498)	(1,647,960)	(259,066)	(2,852,117)
Net decrease	(36,406)	$(395,207)	(67,353)	$(739,399)

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	58,008	$577,023	101,835	$1,086,915
Shares reinvested	25,053	248,799	51,219	544,743
Shares redeemed	(283,589)	(2,806,954)	(266,971)	(2,830,419)
Net decrease	(200,528)	$(1,981,132)	(113,917)	$(1,198,761)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,743	$333,850	223,183	$2,421,068
Shares reinvested	21,856	223,232	31,550	343,461
Shares redeemed	(435,247)	(4,441,391)	(205,941)	(2,236,304)
Net increase/(decrease)	(380,648)	$(3,884,309)	48,792	$528,225

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

5.	Concentration of Credit Risk, continued

political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At June 30, 2013, the Funds capital loss carry-forwards expire as follows:

	2014	2015	2016	2017	2018	2019	Total
Kentucky Tax-Free Short-to-Medium Series	$—	$345,116	$227,932	$223,976	$—	$—	$797,024
Tennessee Tax-Free Income Series	—	—	—	—	371,142	—	371,142
Tennessee Tax-Free Short-to-Medium Series	—	26,184	23,418	—	—	—	49,602
Intermediate Government Bond Series	51,194	21,143	—	—	—	—	72,337

During the year ended June 30, 2013, the following Funds utilized capital loss carry-forwards as follows:

Amount
Kentucky Tax-Free Short-to-Medium Series	$145,079
Tennessee Tax-Free Income Series	250,195
Tennessee Tax-Free Short-to-Medium Series	46,104
Intermediate Government Bond Series	13,115
Taxable Municipal Bond Series	21,110

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2013 as follows:

Post October Losses
Tennessee Tax-Free Income Series	$(49,421)
Intermediate Government Bond Series	(35,662)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

6.	Federal Income Taxes, continued

The tax character of distributions paid for the years ended June 30, 2013 and 2012 were as follows:

	2013			2012
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$842,439	$—	$16,538	$781,226	$—	$12,037
Kentucky Tax-Free Income Series	33,471,869	37,796	108,545	34,105,207	58,958	3,685,303
Kentucky Tax-Free Short-to-Medium Series	1,932,832	—	—	1,911,427	—	—
Mississippi Tax-Free Income Series	287,105	—	—	235,664	—	16,068
North Carolina Tax-Free Income Series	3,026,417	—	131,685	2,780,923	—	—
North Carolina Tax-Free Short-to-Medium Series	497,853	—	39,121	495,128	—	—
Tennessee Tax-Free Income Series	3,364,193	—	—	3,364,028	—	—
Tennessee Tax-Free Short-to-Medium Series	226,505	—	—	230,540	—	—
Intermediate Government Bond Series	—	713,160	—	—	837,279	—
Taxable Municipal Bond Series	—	767,284	19,468	—	696,663	—

At June 30, 2013, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$116,420	$29,276	$654,807
Kentucky Tax-Free Income	—	3,713,889	315,193	38,275,895
Kentucky Tax-Free Short-to-Medium	—	58,073	—	3,057,471
Mississippi Tax-Free Income	—	39,983	9,925	131,517
North Carolina Tax-Free Income	—	278,725	112,821	2,777,703
North Carolina Tax-Free Short-to-Medium	—	11,966	40,875	585,103
Tennessee Tax-Free Income	—	378,775	—	2,590,708
Tennessee Tax-Free Short-to-Medium	—	5,685	—	(14,721)
Intermediate Government Bond	15,268	—	—	270,669
Taxable Municipal Bond Series	38,233	—	69,960	1,077,936

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$—	$(116,423)	$684,080
Kentucky Tax-Free Income	—	(3,713,889)	38,591,088
Kentucky Tax-Free Short-to-Medium	(797,024)	(58,074)	2,260,446
Mississippi Tax-Free Income	—	(40,054)	141,371
North Carolina Tax-Free Income	—	(278,725)	2,390,524
North Carolina Tax-Free Short-to-Medium	—	(11,964)	625,980
Tennessee Tax-Free Income	(420,563)	(378,774)	2,170,146
Tennessee Tax-Free Short-to-Medium	(49,602)	(5,685)	(64,323)
Intermediate Government Bond	(107,999)	(15,084)	162,854
Taxable Municipal Bond Series	—	(37,703)	1,148,426

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any,that have not yet occurred. However, based on experience, the Funds do not expect the risk of loss to be material.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2014, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2013, the Funds had an unused line of credit amount of $24,738,000. During the six months ended December 31, 2013, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$9,630
Kentucky Tax Free Income Series	72,908
Kentucky Tax-Free Short-to-Medium Series	39,228
Mississippi Tax-Free Income Series	—
North Carolina Tax-Free Income Series	47,315
North Carolina Tax-Free Short-to-Medium Series	3,603
Tennessee Tax-Free Income Series	44,103
Tennessee Tax-Free Short-to-Medium Series	6,212
Taxable Municipal Bond Series	3,011
Intermediate Government Bond Series	1,326

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months ended December 31, 2013, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operation as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Trustee and officer information

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years in Publicly Traded Companies
Officers
Thomas P. Dupree, Sr. 125 South Mill Street Lexington, KY 40507 Age: 83	President of Dupree Mutual Funds Elected President by Trustees	One Year Term; 34 Years of Service	Chairman, Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 51	Executive Vice President; elected Executive Vice President by Trustees	One Year Term; 8 Years of Service	President, Dupree & Company, Inc. (broker/dealer/investment adviser);	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 52	Vice President, Secretary, Treasurer; elected Vice President, Secretary & Treasurer by Trustees	One Year Term; 16 Years of Service as Vice President, 14 Years of Service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A
Eugene M. Gard 125 South Mill Street Lexington, KY 40507 Age: 34	Assistant Secretary, Assistant Treasurer; elected Assistant Secretary & Assistant Treasurer by Trustees	One Year Term, first year of service	Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 62	Compliance Officer; elected by Trustees	One Year Term; 9 Years of Service 32 Years of Service as legal counsel to Trust	Attorney at Law, Darsie & Elste; Anstruther Farm (cattle farming)	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave, #510 Lexington, KY 40502 Age: 73	Chairman of the Board of Trustees and Trustee of Dupree Mutual Funds	One Year Term; 25 Years of Service 13 Years of Service as Chairman	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Ellerslie Corp., Lexington, KY	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 50	Trustee and Chairman of Audit Committee of Dupree Mutual Funds	One Year Term; 6 Years of Service 3 Years of Service as Chairman of Audit Committee	Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1992-2013)(executive office space rental) Business Consultant, CJN Advisors, LLC (2013 – present)	10	Advisory Board, Community Trust Bank, Lexington, KY
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 69	Trustee of Dupree Mutual Funds	One Year Term; 11 Years of Service 2 Years of Service as Chairman of Nominating committee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue, Suite 100 Lexington, KY 40504 Age: 61	Trustee of Dupree Mutual Funds	One Year Term; 2 Years of Service	Rosenstein Development, LLC (self-employed marketing consultant)	10	N/A
Marc A. Mathews, CPA, CTP 2104 Lakeside Drive Lexington, KY 40502 Age: 55	Trustee of Dupree Mutual Funds	One Year Term 2 Years of Service	Vice President for Finance and Business, Transylvania University, 2009 to present; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass, Lexington, KY

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Trustee and officer information, continued:

The following table sets forth information as to the Trustees and officers:

As of December 31, 2013, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2013, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Fund. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements for the tax-free municipal bond Series, the Intermediate Government Bond Series and the Taxable Municipal Bond Series for additional one year periods, the Trustees, at their August 27, 2013 meeting, reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Co. to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Co. from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of investors in the Series; (6) comparisons of services and fees with contracts entered into by Dupree & Co. with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Co. from its relationship as investment adviser to the Trust.

Set forth below are the general factors the Trustees considered for all of the funds, followed by an outline of the selected specific factors the Trustees considered for each particular fund.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the series’ investment objectives and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accountants, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Board of Trustees Approval of Existing Advisory Agreements, continued:

Dupree & Company provides accounting services for all portfolio holdings, prepares required reports to shareholders, and prepares necessary SEC filings on a timely basis. Dupree & Company does not render services to any other clients.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several Series of the Trust since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar®, Inc., annualized for 1, 3, 5 and 10 years as compared with other single state funds or government bond funds. Morningstar®, Inc. comparative performance and expense data was considered for a one year period and since inception for the Taxable Municipal Bond Series since it has been in existence only since November 1, 2010. For the most part, the Series’ returns over the periods reviewed have been very close to the Series’ benchmarks. For additional detail about the considerations for each Trust Series, see the “Series-by-Series Factors” section below.

Cost and Profitability

The Trustees reviewed the audited (years ended December 31, 2011 and December 31, 2012) and unaudited financial statements (six months ended June 30, 2013) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2013). The Investment Adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Series since the inception of each Series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar®, Inc. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the Investment Adviser’s fees decrease on a percentage basis.

The Investment Adviser has identified no “economies of scale”, advising that growth of the Trust will require additional personnel. Further, the Investment Adviser has stated that additional compliance requirements can be expected to consume more personnel time and may preclude realization of economies of scale.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Board of Trustees Approval of Existing Advisory Agreements, continued:

Fee Comparison with Other Clients

The only client served by the Investment Adviser is the Trust, so there are no applicable fee comparisons.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 18 portfolio purchase transactions and 11 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $15,238 as compared to $15,416 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of five stars.

•

As of June 30, 2013, the Series Expense Ratio was 0.68%, (after waiver of fees), the third lowest of 13 funds evaluated by Morningstar®, Inc. One fund with a lower expense ratio only accepts institutional clients.

Kentucky Tax-Free Income Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 43 portfolio purchase transactions and 51 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $14,941 as compared to $15,416 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of five stars.

•	As of June 30, 2013, the Series Expense Ratio was 0.57%, the third lowest of 23 funds evaluated by Morningstar®, Inc. One fund with a lower expense ratio only accepts institutional clients.

Kentucky Tax-Free Short-to-Medium Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 20 portfolio purchase transactions and 13 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $13,212 as compared to $15,296 for the BarCap Municipal Bond Index. The Bar Cap Municipal Bond Index reflects no deduction for fees or expenses.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Board of Trustees Approval of Existing Advisory Agreements, continued:

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of three stars.

•

As of June 30, 2013, the Series Expense Ratio was 0.73%. Out of 23 funds evaluated by Morningstar®,Inc., only 5 had lower expense ratios than this Series. Of these, several only accept institutional clients and another fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 13 portfolio purchase transactions and 16 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $14,756 as compared to $15,416 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of four stars.

•	As of June 30, 2013, the Series Expense Ratio was 0.65% (after waiver of fees) and was the lower of 7 funds evaluated by Morningstar®, Inc.

North Carolina Tax-Free Income Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 19 portfolio purchase transactions and 7 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $14,771 as compared to $15,416 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of five stars.

•

As of June 30, 2013, the Series Expense Ratio was 0.71%, the 10th lowest of 40 funds evaluated by Morningstar®, Inc. Other funds with lower expense ratios had larger minimum investments or were limited to institutional investors.

North Carolina Tax-Free Short-to-Medium Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 23 portfolio purchase transactions and 13 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $13,272 as compared to $15,296 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of four stars.

•

As of June 30, 2013, the Series Expense Ratio was 0.78%, the 15th lowest of 40 funds evaluated by Morningstar®, Inc. Other funds with lower expense ratios had larger minimum investments, were limited to institutional investors and/or were not short-term municipal bond funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Board of Trustees Approval of Existing Advisory Agreements, continued:

Tennessee Tax-Free Income Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 21 portfolio purchase transactions and 29 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $14,998 as compared to $15,416 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of four stars.

•

As of June 30, 2013, the Series Expense Ratio was 0.70%, one of the 3 funds tied at 3rd lowest of 17 funds evaluated by Morningstar®, Inc. The funds with the lower expense ratios are open only to institutional clients.

Tennessee Tax-Free Short-to-Medium Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 11 portfolio purchase transactions and 19 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $12,868 as compared to $15,296 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of three stars.

•

As of June 30, 2013, the Series Expense Ratio was 0.87%, the 10th lowest of 17 funds evaluated by Morningstar®, Inc. Other funds with lower expense ratios had larger minimum investments, were limited to institutional investors and/or were not short-term municipal bond funds.

Intermediate Government Bond Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 4 portfolio purchase transactions and 7 portfolio sale transactions.

•

As of June 30, 2013, the ten year growth of $10,000 invested in the Series was $14,919 as compared to $14,389 for the BarCap U.S. Government Bond Index. The BarCap U.S. Government Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series received an overall Morningstar®, Inc. rating of three stars.

•	As of June 30, 2013, the Series Expense Ratio was 0.52%, the lowest of 27 funds evaluated by Morningstar®, Inc.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Board of Trustees Approval of Existing Advisory Agreements, continued:

Taxable Municipal Bond Series

Factors considered at meeting of August 27, 2013

•	For the Fiscal Year ending June 30, 2013, the Investment Adviser processed 10 portfolio purchase transactions and 5 portfolio sale transactions.

•

As of June 30, 2013, the thirty-two month growth of $10,000 invested in the Series was $11,942 as compared to $12,312 for the BarCap Taxable Municipal Bond Index. The BarCap Taxable Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2013, the Series was not rated by Morningstar®, Inc because the Series had not been in existence three full years.

•	As of June 30, 2013, the Series Expense Ratio was 0.85%, the 3rd lowest of 5 funds evaluated by Morningstar®, Inc.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2013	Beginning Account Value July 1, 2013*	Ending Account Value December 31, 2013**	Expenses Paid During the Six Months Ended December 31, 2013
Alabama Tax-Free Income Series
Actual	.73%	$1,000.00	$1,000.76	$3.69
Hypothetical	.73	1,000.00	1,025.21	3.74
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,007.10	2.92
Hypothetical	.58	1,000.00	1,025.21	2.94
Kentucky Tax-Free Short-to-Medium Series
Actual	.74	1,000.00	1,004.44	3.75
Hypothetical	.74	1,000.00	1,025.21	3.76
Mississippi Tax-Free Income Series
Actual	.69	1,000.00	997.50	3.49
Hypothetical	.69	1,000.00	1,025.21	3.54
North Carolina Tax-Free Income Series
Actual	.73	1,000.00	1,000.05	3.69
Hypothetical	.73	1,000.00	1,025.21	3.73
North Carolina Tax-Free Short-to-Medium Series
Actual	.82	1,000.00	1,003.63	4.12
Hypothetical	.82	1,000.00	1,025.21	4.16
Tennessee Tax-Free Income Series
Actual	.72	1,000.00	1,002.42	3.63
Hypothetical	.72	1,000.00	1,025.21	3.67

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2013

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2013	Beginning Account Value July 1, 2013*	Ending Account Value December 31, 2013**	Expenses Paid During the Six Months Ended December 31, 2013
Tennessee Tax-Free Short-to-Medium Series
Actual	.87%	$1,000.00	$1,002.67	$4.38
Hypothetical	.87	1,000.00	1,025.21	4.43
Intermediate Government Bond Series
Actual	.56	1,000.00	995.56	2.83
Hypothetical	.56	1,000.00	1,025.21	2.87
Taxable Municipal Bond Series
Actual	.88	1,000.00	997.93	4.45
Hypothetical	.88	1,000.00	1,025.21	4.51

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 23, 2013. The purpose of the meeting was (i) to elect Messrs.

James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, and Ann Rosenstein Giles as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2014. The results of all matters voted on by shareholders at the Shareholder Meeting held October 23, 2013 were as follows:

A.	Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	96,339,037.419	837,958.307	97,176,995.726
William A. Combs	98,413,506.149	837,958.307	99,251,464.456
C. Timothy Cone	98,500,562.851	837,958.307	99,338,521.158
Ann Rosenstein Giles	98,224,813.155	837,958.307	99,062,771.462
Marc A. Mathews	98,414,183.177	837,958.307	99,252,141.484

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2014:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	96,804,254.888	968,710.555	1,043,413.399	98,816,378.842

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	82,242,950.296	13,615,014.379	2,958,414.167	98,816,378.842

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request a free copy of the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of whom are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On February 7, 2014 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 7, 2014 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr.,
President

Date: February 7, 2014

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 7, 2014